UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

17	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

22	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

26	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

35	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX
Service: NPCXX

40	NOTES TO THE FINANCIAL STATEMENTS

49	FUND EXPENSES

51	APPROVAL OF MANAGEMENT AGREEMENT

56	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s or Prime Obligations Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2019 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$19,229,311	$7,612,884	$15,412,866	$405,520	$2,658,591
Repurchase agreements, at value	24,670,847	6,396,159	8,925,158	–	369,000
Cash	925,675	79,800	300,370	1	63
Interest income receivable	44,974	16,052	28,544	1,008	5,729
Receivable for securities sold	–	–	–	1,686	–
Receivable for fund shares sold	–	20,342	–	–	–
Receivable from affiliates for expense reimbursements	237	88	147	16	32
Prepaid and other assets	31	55	71	29	4
Total Assets	44,871,075	14,125,380	24,667,156	408,260	3,033,419
LIABILITIES:
Payable for securities purchased	323,086	287,404	349,996	–	10,000
Payable for fund shares redeemed	369,718	12,765	3,192	–	–
Distributions payable to shareholders	84,180	26,219	45,178	489	6,163
Payable to affiliates:
Management fees	4,831	2,705	3,694	63	328
Custody fees	404	140	230	13	38
Shareholder servicing fees	1,513	–	–	–	–
Transfer agent fees	558	176	308	5	38
Trustee fees	28	103	65	3	4
Accrued other liabilities	59	27	33	34	60
Total Liabilities	784,377	329,539	402,696	607	16,631
Net Assets	$44,086,698	$13,795,841	$24,264,460	$407,653	$3,016,788
ANALYSIS OF NET ASSETS:
Capital stock	$44,086,197	$13,795,786	$24,264,310	$407,635	$3,016,439
Distributable earnings	501	55	150	18	349
Net Assets	$44,086,698	$13,795,841	$24,264,460	$407,653	$3,016,788
Net Assets:
Shares	$8,353,119	$13,794,465	$23,949,894	$407,651	$2,994,657
Service Shares	–	1,376	84,592	2	22,131
Premier Shares	35,733,579	–	–	–	–
Williams Capital Shares	–	–	229,974	–	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	8,352,897	13,794,377	23,949,768	407,657	2,994,430
Service Shares	–	1,376	84,590	2	22,128
Premier Shares	35,733,300	–	–	–	–
Williams Capital Shares	–	–	229,972	–	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.0000	$1.0001
Service Shares	–	1.00	1.00	1.0000	1.0001
Premier Shares	1.00	–	–	–	–
Williams Capital Shares	–	–	1.00	–	–
Investments, at cost	$19,229,311	$7,612,884	$15,412,866	$405,499	$2,658,255
Repurchase agreements, at cost	24,670,847	6,396,159	8,925,158	–	369,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$511,047	$168,235	$299,681	$3,395	$39,455
Income from affiliates (Note 5)	4,509	160	2,006	–	–
Total Investment Income	515,556	168,395	301,687	3,395	39,455
EXPENSES:
Management fees	27,299	15,759	22,201	375	1,944
Custody fees	2,211	744	1,325	38	186
Transfer agent fees	3,150	1,028	1,850	31	224
Registration fees	25	24	34	18	28
Printing fees	31	11	19	2	2
Audit fees	25	13	18	7	8
Legal fees	107	57	79	30	35
Shareholder servicing fees	8,978	–	–	–	–
Trustee fees	255	92	163	5	22
Other	220	109	168	15	42
Total Expenses	42,301	17,837	25,857	521	2,491
Less expenses voluntarily reimbursed by investment adviser	(48)	–	–	–	–
Less expenses contractually reimbursed by investment adviser	(1,452)	(559)	(960)	(89)	(215)
Less custodian credits	–	(18)	–	(8)	(3)
Net Expenses	40,801	17,260	24,897	424	2,273
Net Investment Income	474,755	151,135	276,790	2,971	37,182
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	472	105	191	–	16
Net change in unrealized appreciation on:
Investments	–	–	–	19	279
Net Gains	472	105	191	19	295
Net Increase in Net Assets Resulting from Operations	$475,227	$151,240	$276,981	$2,990	$37,477

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2019	2018	2019	2018
OPERATIONS:
Net investment income	$474,755	$633,947	$151,135	$208,655
Net realized gains	472	428	105	210
Net change in unrealized appreciation (depreciation)	–	–	–	–
Net Increase in Net Assets Resulting from Operations	475,227	634,375	151,240	208,865
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	4,121,432	(7,635,940)	596,694	(708,040)
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	83	(287)
Net increase in net assets resulting from Premier Shares transactions	1,684,475	541,859	–	–
Net increase (decrease) in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,805,907	(7,094,081)	596,777	(708,327)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(70,324)	(96,821)	(151,332)	(208,657)
Total Distributions to Shares Shareholders	(70,324)	(96,821)	(151,332)	(208,657)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	(13)	(21)
Total Distributions to Service Shares Shareholders	–	–	(13)	(21)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(404,767)	(537,770)	–	–
Total Distributions to Premier Shares Shareholders	(404,767)	(537,770)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	5,806,043	(7,094,297)	596,672	(708,140)
NET ASSETS:
Beginning of period	38,280,655	45,374,952	13,199,169	13,907,309
End of period	$44,086,698	$38,280,655	$13,795,841	$13,199,169

(1)	The number of shares approximates the dollar amount of transactions, except for the Municipal Portfolio and the Prime Obligations Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2018

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO		PRIME OBLIGATIONS PORTFOLIO
2019	2018	2019	2018	2019	2018

$276,790	$383,335	$2,971	$3,984	$37,182	$55,074
191	187	–	–	16	46
–	–	19	16	279	(79)
276,981	383,522	2,990	4,000	37,477	55,041

(11,725)	406,111	17,572	172,296	(16,632)	467,835
(28,444)	(14,740)	(1,287)	(886)	15,810	6,320
–	–	–	–	–	–
13,606	(256,110)	–	–	–	–
(26,563)	135,261	16,285	171,410	(822)	474,155
(273,252)	(376,641)	(2,969)	(3,965)	(37,162)	(55,049)
(273,252)	(376,641)	(2,969)	(3,965)	(37,162)	(55,049)

(967)	(1,420)	(2)	(21)	(66)	(48)
(967)	(1,420)	(2)	(21)	(66)	(48)

–	–	–	–	–	–
–	–	–	–	–	–

(2,749)	(5,524)	–	–	–	–
(2,749)	(5,524)	–	–	–	–

(26,550)	135,198	16,304	171,424	(573)	474,099

24,291,010	24,155,812	391,349	219,925	3,017,361	2,543,262
$24,264,460	$24,291,010	$407,653	$391,349	$3,016,788	$3,017,361

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO			SHARES
Selected per share data	2019	2018	2017	2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	–	(1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–		–	–
Total from Investment Operations	0.01	0.02	0.01	–		–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	–	(1)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–		–	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–		–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return(2)	1.15%	1.63%	0.70%	0.23%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,353,119	$4,231,663	$11,867,693	$9,790,988		$16,591,396	$14,705,072
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15	%(4)	0.08%	0.06%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.16%	0.20	%(4)	0.21%	0.27%
Net investment income, net of waivers, reimbursements and credits	2.30%	1.46%	0.71%	0.22	%(4)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.29%	1.45%	0.70%	0.17	%(4)	(0.12)%	(0.20)%

				PREMIER
Selected per share data			2019	2018		2017	2016(5)
Net Asset Value, Beginning of Period			$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income			0.01	0.02		0.01	– (1)
Net realized gains (losses)(1)			–	–		–	–
Total from Investment Operations			0.01	0.02		0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income			(0.01)	(0.02)		(0.01)	– (1)
From net realized gains			– (1)	–	(1)	–	–
Total Distributions Paid			(0.01)	(0.02)		(0.01)	–
Net Asset Value, End of Period			$1.00	$1.00		$1.00	$1.00
Total Return(2)			1.13%	1.58%		0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period			$35,733,579	$34,048,992		$33,507,259	$24,476,939
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits			0.20%	0.20%		0.20%	0.20%
Expenses, before waivers, reimbursements and credits			0.21%	0.21%		0.21%	0.21%
Net investment income, net of reimbursements and credits			2.25%	1.57%		0.67%	0.21%
Net investment income, before reimbursements and credits			2.24%	1.56%		0.66%	0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

(5)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO			SHARES
Selected per share data	2019	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	(1)	–	(2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–	–		–		–	–
Total from Investment Operations	0.01	0.02	0.01		–		–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)		–	(2)	– (2)	– (2)
Total Distributions Paid	(0.01)	(0.02)	(0.01)		–		–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.11%	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,794,465	$13,197,876	$13,905,729		$4,919,953		$5,895,274	$5,771,872
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(5)	0.30	%(6)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(5)	0.37%		0.36%	0.37%
Net investment income, net of waivers, reimbursements and credits	2.21%	1.53%	0.62	%(5)	0.10	%(6)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.20%	1.52%	0.57	%(5)	0.03%		(0.23)%	(0.27)%

			SERVICE
Selected per share data	2019	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	(1)	–	(2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–	–		–		–	–
Total from Investment Operations	0.01	0.02	0.01		–		–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)		–	(2)	– (2)	– (2)
Total Distributions Paid	(0.01)	(0.02)	(0.01)		–		–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.11%	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,376	$1,293	$1,580		$575		$8,842	$26,832
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(5)	0.32	%(6)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(5)	0.36%		0.36%	0.38%
Net investment income, net of reimbursements and credits	2.21%	1.50%	0.66	%(5)	0.08	%(6)	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.20%	1.49%	0.61	%(5)	0.04%		(0.23)%	(0.28)%

(1)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(6)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO			SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (1)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–	–	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.12%	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$23,949,894	$23,961,606	$23,555,556	$23,689,538	$21,029,825	$19,144,244
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	2.24%	1.57%	0.66%	0.20%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.23%	1.56%	0.65%	0.19%	(0.08)%	(0.19)%

			SERVICE
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (1)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–	–	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.12%	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$84,592	$113,037	$127,777	$172,258	$122,843	$123,842
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.29%
Net investment income, net of reimbursements and credits	2.24%	1.59%	0.65%	0.21%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.23%	1.58%	0.64%	0.20%	(0.08)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO			WILLIAMS CAPITAL
Selected per share data	2019	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (2)	– (2)	– (2)
Net realized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (2)	– (2)	– (2)
From net realized gains	– (2)	– (2)	–	–	–	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	1.12%	1.58%	0.66%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$229,974	$216,367	$472,479	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of reimbursements and credits	2.25%	1.54%	0.66%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.24%	1.53%	0.65%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL PORTFOLIO			SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0071 (2)	0.0117	0.0057	0.0016 (2)	– (3)	– (3)
Net realized and unrealized gains (losses)	0.0001	– (4)	0.0001	0.0009	– (3)	– (3)
Net increase from payment by affiliate	–	–	–	– (4)	–	–
Total from Investment Operations	0.0072	0.0117	0.0058	0.0025	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0071)	(0.0117)	(0.0060)	(0.0021)	– (3)	– (3)
From net realized gains	–	–	– (4)	(0.0003)	–	–
Total Distributions Paid	(0.0071)	(0.0117)	(0.0060)	(0.0024)	–	–
Net Asset Value, End of Period	$1.0000	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	0.72%	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$407,651	$390,060	$217,750	$747,324	$4,497,849	$4,671,165
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.21%	0.20%	0.15%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.28%	0.22%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.43%	1.18%	0.53%	0.16%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.38%	1.14%	0.45%	0.09%	(0.14)%	(0.19)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO			SERVICE
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0076 (2)	0.0116	0.0058	0.0018 (2)	– (3)	– (3)
Net realized and unrealized gains (losses)	(0.0004)	0.0001	– (4)	0.0007	– (3)	– (3)
Net increase from payment by affiliate	–	–	–	– (4)	–	–
Total from Investment Operations	0.0072	0.0117	0.0058	0.0025	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0071)	(0.0117)	(0.0060)	(0.0021)	– (3)	– (3)
From net realized gains	–	–	– (4)	(0.0003)	–	–
Total Distributions Paid	(0.0071)	(0.0117)	(0.0060)	(0.0024)	–	–
Net Asset Value, End of Period	$1.0000	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	0.72%	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2	$1,289	$2,175	$3,957	$17,032	$27,399
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.20%	0.21%	0.20%	0.16%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.25%	0.28%	0.22%	0.21%	0.29%
Net investment income, net of reimbursements and credits	1.52%	1.18%	0.56%	0.18%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.47%	1.14%	0.48%	0.12%	(0.14)%	(0.20)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

PRIME OBLIGATIONS PORTFOLIO			SHARES
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.0000	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0124	0.0190 (2)	0.0099	0.0040 (2)	– (3)	– (3)
Net realized and unrealized gains (losses)	0.0001	(0.0004)	(0.0001)	0.0006	– (3)	– (3)
Total from Investment Operations	0.0125	0.0186	0.0098	0.0046	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0124)	(0.0187)	(0.0099)	(0.0044)	– (3)	– (3)
From net realized gains	–	–	– (4)	–	–	–
Total Distributions Paid	(0.0124)	(0.0187)	(0.0099)	(0.0044)	–	–
Net Asset Value, End of Period	$1.0001	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total Return(5)	1.26%	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,994,657	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	2.49%	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	2.47%	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

OR THE FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO			SERVICE
Selected per share data	2019	2018	2017(1)	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.0000 (2)	$1.0002	$1.0000 (3)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0103	0.0120 (4)	0.0017 (4)	0.0040 (4)	– (5)	– (5)	– (5)
Net realized and unrealized gains (losses)	0.0022	0.0001	– (6)	0.0006	– (5)	– (5)	– (5)
Total from Investment Operations	0.0125	0.0121	0.0017	0.0046	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0124)	(0.0121)	(0.0017)	(0.0044)	– (5)	– (5)	– (5)
From net realized gains	–	–	– (6)	–	–	–	–
Total Distributions Paid	(0.0124)	(0.0121)	(0.0017)	(0.0044)	–	–	–
Net Asset Value, End of Period	$1.0001	$1.0000	$1.0002 (7)	$1.0002	$1.00	$1.00	$1.00
Total Return(8)	1.26%	1.21%	0.17%	0.46%	0.06%	0.01%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$22,131	$6,320	$868 (7)	$127	$37,480	$36,591	$36,860
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.18%	0.17%	0.17%	0.25%	0.28%
Net investment income, net of waivers, reimbursements and credits	2.49%	1.20%	0.73%	0.40%	0.06%	0.01%	0.05%
Net investment income (loss), before waivers, reimbursements and credits	2.47%	1.18%	0.70%	0.38%	0.04%	(0.08)%	(0.07)%

(1)	For the period from December 1, 2016 to February 22, 2017 (Unaudited).
(2)	Service Shares resumed investment operations on May 3, 2018. The beginning net asset value for Service Shares is the end of day net asset value for Shares on May 2, 2018.
(3)	Transacted at two decimals until October 11, 2016 (see Note 1).
(4)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.
(5)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amounts from net realized gains (losses) and distributions paid from net realized gains was less than $0.0001 per share.
(7)	There were no investors in Service Shares at the year ended November 30, 2017. Net asset value and net assets shown represents net asset value and net assets prior to the final redemption.
(8)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(9)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 43.6%

U.S. Treasury Bills – 9.6%

2.17%, 6/4/19 (1)	$250,000	$249,094

2.49%, 6/6/19 (1)	170,000	169,941

2.05%, 6/11/19 (1)	600,000	599,602

2.37%, 6/20/19 (1)	200,000	199,745

2.30%, 6/27/19 (1)	500,000	499,125

2.00%, 7/2/19 (1)	54,500	54,401

2.38%, 7/2/19 (1)	13,000	12,973

2.21%, 7/16/19 (1)	103,000	102,695

2.40%, 7/18/19 (1)	300,000	299,064

2.35%, 7/25/19 (1)	500,000	498,203

2.36%, 7/25/19 (1)	223,500	222,695

2.34%, 8/1/19 (1)	5,500	5,478

2.38%, 10/31/19 (1)	350,000	346,468

2.39%, 11/7/19 (1)	250,000	247,382

2.34%, 11/21/19 (1)	178,000	175,996

2.35%, 11/21/19 (1)	200,000	197,746

2.47%, 1/2/20 (1)	140,000	137,956

2.48%, 1/2/20 (1)	70,000	68,978

2.51%, 1/30/20 (1)	65,000	63,912

2.40%, 3/26/20 (1)	85,000	83,299
		4,234,753

U.S. Treasury Floating Rate Notes – 15.7%

(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.32%, 6/1/19 (2)	2,013,754	2,013,419

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 2.36%, 6/1/19 (2)	1,476,000	1,475,843

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.37%, 6/1/19 (2)	525,000	524,948

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.37%, 6/1/19 (2)	1,396,700	1,395,772

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.38%, 6/1/19 (2)	1,522,975	1,523,013
		6,932,995

U.S. Treasury Notes – 18.3%

1.38%, 7/31/19	110,750	110,526

1.63%, 7/31/19	381,000	380,393

1.00%, 10/15/19	1,361,500	1,353,161

1.25%, 10/31/19	500,000	497,578

1.50%, 10/31/19	252,000	250,831

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 43.6% – continued

U.S. Treasury Notes – 18.3% – continued

1.00%, 11/15/19	$240,000	$238,344

3.38%, 11/15/19	508,000	509,547

1.50%, 11/30/19	87,000	86,553

1.75%, 11/30/19	100,000	99,609

1.63%, 12/31/19	417,300	414,672

1.88%, 12/31/19	100,000	99,646

1.38%, 1/15/20	445,514	442,312

1.25%, 1/31/20	1,080,837	1,071,696

1.38%, 1/31/20	254,000	252,050

2.00%, 1/31/20	434,000	432,470

3.63%, 2/15/20	327,000	329,242

1.38%, 2/29/20	250,000	247,964

1.38%, 3/31/20	175,000	173,424

2.25%, 3/31/20	200,000	199,642

1.50%, 4/15/20	150,000	148,758

1.38%, 4/30/20	605,000	599,253

1.50%, 5/15/20	125,000	123,892
		8,061,563
Total U.S. Government Obligations
(Cost $19,229,311)		19,229,311

Investments, at Amortized Cost
( $19,229,311)		19,229,311

REPURCHASE AGREEMENTS – 56.0%

Joint Repurchase Agreements – 0.3% (3)(4)

Bank of America Securities LLC, dated 5/31/19, repurchase price $59,823 2.41%, 6/7/19	59,795	59,795

Societe Generale, New York Branch, dated 5/31/19, repurchase price $59,824 2.48%, 6/7/19	59,795	59,795
		119,590

Repurchase Agreements – 55.7% (5)

Bank of America Securities, Inc., dated 5/31/19, repurchase price $700,187 2.40%, 6/7/19	700,000	700,000

Bank of Montreal, dated 5/31/19, repurchase price $350,072 2.48%, 6/3/19	350,000	350,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 56.0% – continued

Repurchase Agreements – 55.7% (5) – continued

Bank of Nova Scotia, dated 5/31/19, repurchase price $350,072 2.48%, 6/3/19	$350,000	$350,000

Barclays Capital, Inc., dated 5/31/19, repurchase price $1,020,211 2.48%, 6/3/19	1,020,000	1,020,000

BNP Paribas S.A., dated 5/31/19, repurchase price $960,198 2.48%, 6/3/19	960,000	960,000

BNP Paribas S.A., dated 5/28/19, repurchase price $1,503,026 2.42%, 6/27/19	1,500,000	1,500,000

Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $601,381 2.48%, 6/3/19	601,257	601,257

Deutsche Bank A.G., dated 5/31/19, repurchase price $1,830,379 2.48%, 6/3/19	1,830,000	1,830,000

Fixed Income Clearing Corp., dated 5/31/19, repurchase price $2,350,486 2.48%, 6/3/19	2,350,000	2,350,000

Goldman Sachs & Co., dated 5/30/19, repurchase price $500,234 2.41%, 6/6/19	500,000	500,000

Goldman Sachs & Co., dated 5/31/19, repurchase price $1,000,266 2.40%, 6/7/19	1,000,000	1,000,000

HSBC Securities (USA), Inc., dated 5/31/19, repurchase price $1,550,320 2.48%, 6/3/19	1,550,000	1,550,000

HSBC Securities (USA), Inc., dated 5/30/19, repurchase price $1,800,864 2.47%, 6/6/19	1,800,000	1,800,000

ING Financial Markets LLC, dated 5/29/19, repurchase price $400,191 2.45%, 6/5/19	400,000	400,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 56.0% – continued

Repurchase Agreements – 55.7% (5) – continued

JPMorgan Securities LLC, dated 5/31/19, repurchase price $1,950,404 2.48%, 6/3/19	$1,950,000	$1,950,000

NatWest Markets PLC, dated 5/31/19, repurchase price $1,885,390 2.48%, 6/3/19	1,885,000	1,885,000

RBC Dominion Securities, Inc., dated 5/31/19, repurchase price $1,250,258 2.48%, 6/3/19	1,250,000	1,250,000

RBC Dominion Securities, Inc., dated 5/31/19, repurchase price $750,150 2.40%, 6/7/19	750,000	750,000

Royal Bank of Canada, New York Branch, dated 5/31/19, repurchase price $1,600,331 2.48%, 6/3/19	1,600,000	1,600,000

Societe Generale S.A., dated 5/31/19, repurchase price $740,153 2.48%, 6/3/19	740,000	740,000

Societe Generale, New York Branch, dated 5/31/19, repurchase price $765,158 2.48%, 6/3/19	765,000	765,000

TD Securities (USA) LLC, dated 5/31/19, repurchase price $700,145 2.48%, 6/3/19	700,000	700,000
		24,551,257
Total Repurchase Agreements
(Cost $24,670,847)		24,670,847

Total Investments – 99.6%
(Cost $43,900,158)		43,900,158

Other Assets less Liabilities – 0.4%		186,540
NET ASSETS – 100.0%		$44,086,698

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2019 (UNAUDITED)

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$121,858	0.63% – 1.88%	7/15/19 – 7/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$1,052,862	0.00%	6/4/19 – 5/21/20
U.S. Treasury Bonds	$11,527,441	0.00% – 8.75%	8/15/19 – 5/15/49
U.S. Treasury Notes	$12,466,776	0.13% – 3.63%	6/15/19 – 5/15/29
Total	$25,047,079

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	56.7%
2 - 15 DAYS	13.5
16 - 30 DAYS	5.0
31 - 60 DAYS	3.4
61 - 97 DAYS	1.1
98 - 180 DAYS	8.7
181 - 270 DAYS	8.0
271 - 366 DAYS	3.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$–	$43,900,158	$–	$43,900,158

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.1% (1)

Federal Farm Credit Bank – 16.2%

FFCB Bonds, 2.30%, 6/11/19	$29,000	$28,999

FFCB Discount Notes, 2.43%, 6/3/19 (2)	97,000	96,987
2.42%, 7/9/19 (2)	15,000	14,962
2.60%, 7/16/19 (2)	30,000	29,904
2.56%, 7/22/19 (2)	40,000	39,857
2.56%, 7/23/19 (2)	30,000	29,891
2.61%, 7/31/19 (2)	30,000	29,871
2.64%, 8/6/19 (2)	10,875	10,823
2.66%, 8/22/19 (2)	67,000	66,600
2.67%, 9/3/19 (2)	20,000	19,863
2.68%, 9/10/19 (2)	20,000	19,852
2.68%, 9/16/19 (2)	10,000	9,922
2.68%, 9/17/19 (2)	20,000	19,842
2.69%, 9/17/19 (2)	42,000	41,666
2.69%, 9/24/19 (2)	9,000	8,924
2.51%, 10/4/19 (2)	25,000	24,785
2.71%, 10/15/19 (2)	20,000	19,798
2.72%, 10/28/19 (2)	15,000	14,834
2.73%, 10/31/19 (2)	4,000	3,955
2.42%, 11/6/19 (2)	15,000	14,843
2.74%, 11/20/19 (2)	15,000	14,806
2.42%, 1/14/20 (2)	70,000	68,945
2.42%, 3/10/20 (2)	100,000	98,121
2.35%, 3/24/20 (2)	21,000	20,598
2.41%, 3/30/20 (2)	55,000	53,898
2.35%, 4/2/20 (2)	25,000	24,507
2.35%, 5/20/20 (2)	24,000	23,452

FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%), 2.38%, 6/1/19 (3)	55,000	55,000
(Floating, U.S. Federal Funds - 0.01%), 2.38%, 6/1/19 (3)	75,000	74,998
(Floating, U.S. Federal Funds + 0.02%), 2.41%, 6/1/19 (3)	53,000	53,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.42%, 6/1/19 (3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.03%), 2.42%, 6/1/19 (3)	50,000	49,998
(Floating, U.S. Federal Funds + 0.03%), 2.42%, 6/1/19 (3)	35,000	34,974
(Floating, U.S. Federal Funds + 0.13%), 2.52%, 6/1/19 (3)	45,000	45,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.1% (1) – continued

Federal Farm Credit Bank – 16.2% – continued
(Floating, U.S. SOFR + 0.12%), 2.52%, 6/1/19 (3)	$35,000	$35,000
(Floating, U.S. Federal Funds + 0.15%), 2.54%, 6/1/19 (3)	25,000	24,998
(Floating, U.S. Federal Funds + 0.15%), 2.54%, 6/1/19 (3)	20,000	19,997
(Floating, ICE LIBOR USD 1M - 0.06%), 2.42%, 6/2/19 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.39%, 6/3/19 (3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.40%, 6/3/19 (3)	100,000	99,999
(Floating, U.S. Federal Funds + 0.05%), 2.43%, 6/5/19 (3)	70,000	69,998
(Floating, ICE LIBOR USD 1M - 0.05%), 2.42%, 6/6/19 (3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.44%, 6/7/19 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.42%, 6/8/19 (3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.39%, 6/11/19 (3)	15,000	14,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.37%, 6/13/19 (3)	30,000	29,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.38%, 6/13/19 (3)	45,000	44,998
(Floating, ICE LIBOR USD 1M + 0.00%), 2.45%, 6/14/19 (3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.41%, 6/15/19 (3)	50,000	49,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.36%, 6/16/19 (3)	37,000	37,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.41%, 6/20/19 (3)	70,000	70,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.37%, 6/23/19 (3)	40,000	39,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.35%, 6/25/19 (3)	17,000	17,000
(Floating, ICE LIBOR USD 1M + 0.00%), 2.43%, 6/25/19 (3)	32,000	32,013
(Floating, ICE LIBOR USD 3M - 0.14%), 2.47%, 6/27/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.45%, 7/1/19 (3)	60,000	60,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.40%, 8/13/19 (3)	50,000	50,000
		2,231,474

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.1% (1) – continued

Federal Home Loan Bank – 23.6%

FHLB Bonds, 2.43%, 6/6/19	$90,000	$90,000
2.42%, 8/19/19	125,000	124,985
1.00%, 9/26/19	15,000	14,923
1.50%, 10/21/19	35,000	34,831
2.55%, 12/19/19	25,000	25,000
2.57%, 3/12/20	75,000	75,000
2.58%, 3/20/20	110,000	110,000
2.51%, 5/28/20	75,000	75,000

FHLB Discount Notes, 2.50%, 6/4/19 (2)	55,000	54,989
2.43%, 6/7/19 (2)	100,000	99,960
2.45%, 6/12/19 (2)	112,000	111,917
2.46%, 6/13/19 (2)	20,000	19,984
2.54%, 6/19/19 (2)	45,000	44,944
2.44%, 6/21/19 (2)	120,000	119,838
2.52%, 6/21/19 (2)	10,000	9,986
2.40%, 7/5/19 (2)	100,000	99,774
2.46%, 7/15/19 (2)	35,000	34,896
2.42%, 7/24/19 (2)	160,000	159,431
2.41%, 7/29/19 (2)	15,000	14,941
2.45%, 7/29/19 (2)	40,000	39,843
2.42%, 7/30/19 (2)	150,000	149,413
2.45%, 7/30/19 (2)	165,000	164,343
2.41%, 7/31/19 (2)	80,000	79,676
2.46%, 7/31/19 (2)	45,000	44,818
2.42%, 8/5/19 (2)	40,000	39,826
2.43%, 10/7/19 (2)	100,000	99,148
2.49%, 10/11/19 (2)	10,000	9,910
2.41%, 10/15/19 (2)	170,000	168,462
2.41%, 10/30/19 (2)	50,000	49,499

FHLB Notes,
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (3)	95,000	95,000
(Floating, U.S. SOFR + 0.03%), 2.43%, 6/1/19 (3)	135,000	135,000
(Floating, U.S. SOFR + 0.07%), 2.47%, 6/1/19 (3)	44,000	44,000
(Floating, U.S. SOFR + 0.08%), 2.48%, 6/1/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 3M - 0.12%), 2.40%, 6/3/19 (3)	130,000	130,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.1% (1) – continued

Federal Home Loan Bank – 23.6% – continued
(Floating, ICE LIBOR USD 1M - 0.07%), 2.40%, 6/5/19 (3)	$135,000	$135,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.40%, 6/20/19 (4)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.39%, 6/21/19 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.33%, 6/23/19 (3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.37%, 6/27/19 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.39%, 6/28/19 (4)	65,000	65,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.44%, 7/5/19 (4)	16,000	16,002
(Floating, ICE LIBOR USD 3M - 0.20%), 2.32%, 8/26/19 (3)	65,000	65,000
		3,260,339

Federal Home Loan Mortgage Corporation – 2.9%

FHLMC Discount Notes, 2.41%, 10/29/19 (2)	25,000	24,751

FHLMC Notes,
(Floating, U.S. SOFR + 0.01%), 2.41%, 6/1/19 (3)	205,000	205,000
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (3)	130,000	130,000
(Floating, U.S. SOFR + 0.03%), 2.43%, 6/1/19 (3)	40,000	40,000
		399,751

Federal National Mortgage Association – 0.4%

FNMA Bonds, 1.00%, 10/24/19	25,000	24,848

FNMA Notes,
(Floating, U.S. SOFR + 0.10%), 2.50%, 6/1/19 (3)	25,000	25,000
		49,848
Total U.S. Government Agencies
(Cost $5,941,412)		5,941,412

U.S. GOVERNMENT OBLIGATIONS – 12.1%

U.S. Treasury Bills – 1.3%
2.49%, 6/6/19 (2)	5,000	4,998
2.48%, 7/5/19 (2)	15,000	14,965
2.49%, 7/5/19 (2)	40,000	39,906
2.47%, 1/2/20 (2)	50,000	49,270

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 12.1% – continued

U.S. Treasury Bills – 1.3% – continued
2.48%, 1/2/20 (2)	$25,000	$24,635
2.48%, 1/30/20 (2)	15,000	14,751
2.40%, 3/26/20 (2)	30,000	29,400
		177,925

U.S. Treasury Floating Rate Notes – 1.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.32%, 6/1/19 (3)	60,000	59,980
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.37%, 6/1/19 (3)	85,000	84,990
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.38%, 6/1/19 (3)	46,000	46,002
		190,972

U.S. Treasury Notes – 9.4%
1.38%, 7/31/19	50,000	49,900
1.63%, 7/31/19	180,000	179,712
1.00%, 10/15/19	65,000	64,598
1.50%, 10/31/19	135,000	134,397
3.38%, 11/15/19	100,000	100,312
1.50%, 11/30/19	70,000	69,641
1.63%, 12/31/19	165,000	163,994
1.38%, 1/15/20	60,000	59,569
3.63%, 2/15/20	300,000	302,056
1.38%, 3/31/20	55,000	54,505
1.50%, 5/15/20	125,000	123,891
		1,302,575
Total U.S. Government Obligations
(Cost $1,671,472)		1,671,472

Investments, at Amortized Cost
( $7,612,884)		7,612,884

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 46.3%

Joint Repurchase Agreements – 1.7% (5)(6)

Bank of America Securities LLC, dated 5/31/19, repurchase price $118,759 2.41%, 6/7/19	$118,703	$118,703

Societe Generale, New York Branch, dated 5/31/19, repurchase price $118,760 2.48%, 6/7/19	118,703	118,703
		237,406

Repurchase Agreements – 44.6% (7)

Bank of America N.A., dated 5/31/19, repurchase price $540,112 2.50%, 6/3/19	540,000	540,000

Bank of Nova Scotia, dated 5/31/19, repurchase price $150,031 2.48%, 6/3/19	150,000	150,000

Bank of Nova Scotia, dated 5/31/19, repurchase price $1,300,271 2.50%, 6/3/19	1,300,000	1,300,000

BNP Paribas S.A., dated 5/31/19, repurchase price $100,021 2.49%, 6/3/19	100,000	100,000

BNP Paribas S.A., dated 5/6/19, repurchase price $200,420 2.44%, 6/6/19	200,000	200,000

BNP Paribas S.A., dated 5/28/19, repurchase price $300,608 2.43%, 6/27/19	300,000	300,000

Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $343,825 2.50%, 6/3/19	343,753	343,753

Fixed Income Clearing Corp., dated 5/31/19, repurchase price $665,137 2.48%, 6/3/19	665,000	665,000

Goldman Sachs & Co., dated 5/31/19, repurchase price $460,094 2.46%, 6/3/19	460,000	460,000

HSBC Securities (USA), Inc., dated 5/30/19, repurchase price $1,150,554 2.48%, 6/6/19	1,150,000	1,150,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 46.3% – continued

Repurchase Agreements – 44.6% (7) – continued

JPMorgan Securities LLC, dated 5/31/19, repurchase price $450,095 2.50%, 6/3/19	$450,000	$450,000

Royal Bank of Canada, New York Branch, dated 5/29/19, repurchase price $500,238 2.45%, 6/5/19	500,000	500,000
		6,158,753
Total Repurchase Agreements
(Cost $6,396,159)		6,396,159

Total Investments – 101.5%
(Cost $14,009,043)		14,009,043

Liabilities less Other Assets – (1.5%)		(213,202)
NET ASSETS – 100.0%		$13,795,841

(1)	The obligations of certain U.S. government-sponsored enterprises are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of May 31, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$241,908	0.63% – 1.88%	7/15/19 – 7/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$144,674	2.38% – 4.25%	7/30/20 – 8/17/38
FHLMC	$1,373,691	0.00% – 8.00%	1/17/20 – 5/1/49
FNMA	$1,403,424	0.00% – 6.00%	5/15/20 – 2/1/57
GNMA	$1,712,540	2.50% – 8.00%	9/15/24 – 5/20/49
TVA	$615	4.25%	9/15/65
U.S. Treasury Bills	$293,901	0.00%	6/20/19 – 4/23/20

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$336,047	0.00% – 8.13%	8/15/19 – 2/15/46
U.S. Treasury Notes	$1,059,600	0.13% – 3.63%	9/15/19 – 2/15/29

Total	$6,324,492

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

USD – United States Dollar

Percentages shown are based on Net Assets.

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	41.2%
2 - 15 DAYS	20.3
16 - 30 DAYS	8.3
31 - 60 DAYS	6.5
61 - 97 DAYS	5.5
98 - 180 DAYS	7.6
181 - 270 DAYS	5.6
271 - 366 DAYS	5.0

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)	$–	$14,009,043	$–	$14,009,043

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.8% (1)

Federal Farm Credit Bank – 17.9%

FFCB Bonds, 2.30%, 6/11/19	$50,305	$50,304

FFCB Discount Notes, 2.28%, 6/3/19 (2)	100,000	99,988
2.36%, 6/10/19 (2)	17,000	16,990
2.43%, 6/11/19 (2)	24,000	23,984
2.43%, 6/13/19 (2)	34,000	33,973
2.35%, 6/17/19 (2)	22,000	21,977
2.39%, 7/3/19 (2)	22,000	21,954
2.42%, 7/9/19 (2)	30,000	29,924
2.47%, 7/16/19 (2)	37,000	36,887
2.42%, 8/5/19 (2)	60,000	59,741
2.67%, 8/26/19 (2)	15,000	14,906
2.67%, 9/3/19 (2)	30,000	29,794
2.68%, 9/10/19 (2)	25,000	24,815
2.68%, 9/16/19 (2)	18,000	17,859
2.68%, 9/17/19 (2)	30,000	29,762
2.69%, 9/17/19 (2)	23,000	22,817
2.42%, 9/18/19 (2)	46,000	45,667
2.69%, 9/24/19 (2)	17,000	16,856
2.51%, 10/2/19 (2)	25,000	24,788
2.42%, 10/7/19 (2)	41,000	40,652
2.42%, 10/11/19 (2)	10,000	9,912
2.71%, 10/15/19 (2)	30,000	29,697
2.39%, 10/17/19 (2)	29,000	28,738
2.42%, 10/21/19 (2)	25,000	24,764
2.43%, 10/21/19 (2)	100,000	99,053
2.43%, 10/22/19 (2)	75,000	74,285
2.72%, 10/28/19 (2)	25,000	24,723
2.42%, 10/31/19 (2)	30,000	29,697
2.73%, 10/31/19 (2)	6,000	5,932
2.79%, 11/1/19 (2)	4,000	3,953
2.42%, 11/4/19 (2)	41,000	40,575
2.42%, 11/6/19 (2)	25,000	24,738
2.64%, 11/18/19 (2)	49,000	48,398
2.74%, 11/20/19 (2)	20,000	19,742
2.42%, 3/6/20 (2)	125,000	122,685
2.35%, 5/20/20 (2)	34,000	33,224

FFCB Notes,
(Floating, U.S. Federal Funds - 0.03%), 2.37%, 6/1/19 (3)	100,000	99,998
(Floating, U.S. Federal Funds - 0.01%), 2.38%, 6/1/19 (3)	139,500	139,496

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.8% (1) – continued

Federal Farm Credit Bank – 17.9% – continued
(Floating, U.S. Federal Funds + 0.00%), 2.39%, 6/1/19 (3)	$115,000	$115,000
(Floating, U.S. Federal Funds + 0.02%), 2.41%, 6/1/19 (3)	11,000	11,000
(Floating, ICE LIBOR USD 1M -0.07%), 2.42%, 6/1/19 (3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.03%), 2.42%, 6/1/19 (3)	150,000	149,949
(Floating, U.S. Federal Funds + 0.12%), 2.51%, 6/1/19 (3)	38,000	37,995
(Floating, U.S. Federal Funds + 0.13%), 2.52%, 6/1/19 (3)	75,000	75,000
(Floating, U.S. SOFR + 0.12%), 2.52%, 6/1/19 (3)	70,000	70,000
(Floating, U.S. Federal Funds + 0.15%), 2.54%, 6/1/19 (3)	30,000	29,996
(Floating, ICE LIBOR USD 1M -0.09%), 2.40%, 6/2/19 (3)	130,000	129,995
(Floating, ICE LIBOR USD 1M -0.06%), 2.42%, 6/2/19 (3)	60,000	60,000
(Floating, U.S. Federal Funds + 0.05%), 2.43%, 6/5/19 (3)	115,000	114,997
(Floating, ICE LIBOR USD 1M -0.03%), 2.44%, 6/7/19 (3)	169,000	169,000
(Floating, ICE LIBOR USD 1M -0.11%), 2.36%, 6/8/19 (3)	150,000	149,997
(Floating, ICE LIBOR USD 1M -0.03%), 2.43%, 6/9/19 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M -0.07%), 2.38%, 6/10/19 (4)	150,000	150,000
(Floating, ICE LIBOR USD 1M -0.07%), 2.39%, 6/11/19 (3)	30,000	29,999
(Floating, ICE LIBOR USD 1M -0.10%), 2.36%, 6/13/19 (3)	175,000	174,998
(Floating, ICE LIBOR USD 1M -0.08%), 2.37%, 6/13/19 (3)	130,000	129,997
(Floating, ICE LIBOR USD 1M -0.08%), 2.38%, 6/13/19 (3)	80,000	79,996
(Floating, ICE LIBOR USD 1M + 0.00%), 2.45%, 6/14/19 (3)	80,000	80,000
(Floating, ICE LIBOR USD 1M -0.03%), 2.41%, 6/15/19 (3)	170,000	169,996
(Floating, ICE LIBOR USD 1M -0.08%), 2.36%, 6/16/19 (3)	131,000	131,000
(Floating, ICE LIBOR USD 1M -0.03%), 2.41%, 6/20/19 (3)	90,000	89,996

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.8% (1) – continued

Federal Farm Credit Bank – 17.9% – continued
(Floating, ICE LIBOR USD 1M - 0.07%), 2.37%, 6/23/19 (3)	$70,000	$69,999
(Floating, ICE LIBOR USD 1M - 0.08%), 2.35%, 6/25/19 (3)	166,000	165,999
(Floating, ICE LIBOR USD 3M - 0.14%), 2.47%, 6/27/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 3M - 0.18%), 2.42%, 7/15/19 (3)	68,750	68,747
(Floating, ICE LIBOR USD 3M - 0.15%), 2.44%, 7/17/19 (4)	115,000	114,999
(Floating, ICE LIBOR USD 3M - 0.14%), 2.40%, 8/13/19 (3)	85,000	85,000
		4,346,903

Federal Home Loan Bank – 33.9%

FHLB Bonds, 2.43%, 6/5/19	250,000	250,000
2.43%, 6/6/19	150,000	150,000
1.63%, 6/14/19	85,000	84,972
0.88%, 8/5/19	40,000	39,874
2.42%, 8/19/19	235,000	234,972
1.50%, 10/21/19	65,285	64,969
2.55%, 12/19/19	41,000	41,000
2.57%, 3/12/20	150,000	150,000
2.58%, 3/20/20	222,000	222,000
2.51%, 5/28/20	125,000	125,000

FHLB Discount Notes, 2.50%, 6/4/19 (2)	105,000	104,978
2.43%, 6/7/19 (2)	143,000	142,942
2.45%, 6/12/19 (2)	35,000	34,974
2.46%, 6/13/19 (2)	45,000	44,964
2.54%, 6/19/19 (2)	75,000	74,906
2.44%, 6/21/19 (2)	230,000	229,690
2.52%, 6/21/19 (2)	17,000	16,977
2.42%, 7/1/19 (2)	110,042	109,823
2.40%, 7/3/19 (2)	3,773	3,765
2.40%, 7/5/19 (2)	250,000	249,435
2.42%, 7/8/19 (2)	215,000	214,472
2.42%, 7/15/19 (2)	100,000	99,708
2.44%, 7/15/19 (2)	250,000	249,259
2.46%, 7/15/19 (2)	60,000	59,822
2.40%, 7/17/19 (2)	251,000	250,232
2.42%, 7/24/19 (2)	287,000	285,980
2.42%, 7/26/19 (2)	400,000	398,527
2.41%, 7/29/19 (2)	35,000	34,863

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 51.8% (1) – continued

Federal Home Loan Bank – 33.9% – continued
2.45%, 7/29/19 (2)	$85,000	$84,667
2.42%, 7/31/19 (2)	198,000	197,212
2.46%, 7/31/19 (2)	80,000	79,676
2.41%, 8/1/19 (2)	150,000	149,382
2.38%, 9/6/19 (2)	350,000	347,732
2.37%, 9/12/19 (2)	425,000	422,082
2.43%, 10/7/19 (2)	500,000	495,733
2.49%, 10/11/19 (2)	25,000	24,775
2.41%, 10/15/19 (2)	185,000	183,326

FHLB Notes,
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (3)	535,500	535,500
(Floating, U.S. SOFR + 0.03%), 2.43%, 6/1/19 (3)	150,000	150,000
(Floating, U.S. SOFR + 0.07%), 2.47%, 6/1/19 (3)	78,000	78,000
(Floating, U.S. SOFR + 0.08%), 2.48%, 6/1/19 (3)	30,000	30,000
(Floating, ICE LIBOR USD 3M - 0.12%), 2.40%, 6/3/19 (3)	235,000	235,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.40%, 6/5/19 (3)	240,000	240,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.40%, 6/20/19 (4)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.39%, 6/21/19 (3)	275,000	275,000
(Floating, ICE LIBOR USD 1M - 0.11%), 2.33%, 6/23/19 (3)	160,000	160,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.39%, 6/25/19 (3)	185,000	185,000
(Floating, ICE LIBOR USD 3M - 0.26%), 2.35%, 6/27/19 (4)	50,000	49,998
(Floating, ICE LIBOR USD 1M - 0.05%), 2.39%, 6/28/19 (4)	115,000	115,000
(Floating, ICE LIBOR USD 3M - 0.20%), 2.32%, 8/26/19 (3)	110,000	110,000
		8,231,187
Total U.S. Government Agencies
(Cost $12,578,090)		12,578,090

U.S. GOVERNMENT OBLIGATIONS – 11.7%

U.S. Treasury Bills – 1.4%
2.48%, 7/5/19 (2)	35,000	34,917
2.49%, 7/5/19 (2)	85,000	84,800
2.47%, 1/2/20 (2)	85,000	83,759

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 11.7% – continued

U.S. Treasury Bills – 1.4% – continued
2.48%, 1/2/20 (2)	$40,000	$39,416
2.48%, 1/30/20 (2)	35,000	34,420
2.40%, 3/26/20 (2)	50,000	48,999
		326,311

U.S. Treasury Floating Rate Notes – 2.0%

(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 2.32%, 6/1/19 (3)	109,000	108,964

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.37%, 6/1/19 (3)	150,000	149,983
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 2.38%, 6/1/19 (3)	225,000	225,014
		483,961

U.S. Treasury Notes – 8.3%
1.38%, 7/31/19	80,000	79,839
1.63%, 7/31/19	315,000	314,497
1.00%, 10/15/19	110,000	109,320
1.50%, 10/31/19	235,000	233,951
3.38%, 11/15/19	185,000	185,579
1.50%, 11/30/19	125,000	124,358
1.63%, 12/31/19	300,000	298,176
1.38%, 1/15/20	300,000	297,844
3.63%, 2/15/20	275,000	276,885
1.38%, 3/31/20	105,000	104,055
		2,024,504
Total U.S. Government Obligations
(Cost $2,834,776)		2,834,776

Investments, at Amortized Cost
( $15,412,866)		15,412,866

REPURCHASE AGREEMENTS – 36.8% (5)

Repurchase Agreements – 36.8%

Bank of America N.A., dated 5/31/19, repurchase price $1,260,263 2.50%, 6/3/19	1,260,000	1,260,000

Bank of America Securities, Inc., dated 5/31/19, repurchase price $700,146 2.50%, 6/3/19	700,000	700,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.8% (5) – continued

Repurchase Agreements – 36.8% – continued

Barclays Capital, Inc., dated 5/31/19, repurchase price $960,198 2.48%, 6/3/19	$960,000	$960,000

Barclays Capital, Inc., dated 5/31/19, repurchase price $500,104 2.49%, 6/3/19	500,000	500,000

Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $175,194 2.50%, 6/3/19	175,158	175,158

Fixed Income Clearing Corp., dated 5/31/19, repurchase price $1,000,207 2.48%, 6/3/19	1,000,000	1,000,000

JPMorgan Securities LLC, dated 5/31/19, repurchase price $2,195,457 2.50%, 6/3/19	2,195,000	2,195,000

Royal Bank of Canada, New York Branch, dated 5/31/19, repurchase price $850,176 2.49%, 6/3/19	850,000	850,000

Societe Generale S.A., dated 5/31/19, repurchase price $1,120,231 2.48%, 6/3/19	1,120,000	1,120,000

Societe Generale S.A., dated 5/31/19, repurchase price $165,034 2.50%, 6/3/19	165,000	165,000
		8,925,158
Total Repurchase Agreements
(Cost $8,925,158)		8,925,158

Total Investments – 100.3%
(Cost $24,338,024)		24,338,024

Liabilities less Other Assets – (0.3%)		(73,564)
NET ASSETS – 100.0%		$24,264,460

(1)	The obligations of certain U.S. government-sponsored enterprises are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

(4)	Variable rate security. Rate as of May 31, 2019 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$26,734	3.00% – 5.63%	3/10/28 – 3/14/36
FHLMC	$799,720	0.00% – 7.50%	11/17/20 – 5/1/49
FNMA	$1,199,316	0.00% – 7.00%	6/1/20 – 2/1/57
GNMA	$3,520,065	2.50% – 6.50%	7/15/39 – 11/15/59
U.S. Treasury Bonds	$220,306	0.00% – 8.13%	5/15/21 – 11/15/47
U.S. Treasury Notes	$3,389,924	0.13% – 3.13%	8/31/19 – 11/15/28
Total	$9,156,065

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	46.5%
2 - 15 DAYS	9.5
16 - 30 DAYS	7.8
31 - 60 DAYS	10.0
61 - 97 DAYS	5.7
98 - 180 DAYS	12.3
181 - 270 DAYS	4.9
271 - 366 DAYS	3.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$24,338,024	$–	$24,338,024

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5%

Alabama – 1.1%

Hoover Housing Variable Revenue Refunding Bonds, Royal Oaks Apartments Project, 1.47%, 6/10/19 (1)(2)	$4,500	$4,500

California – 1.1%

California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 1.42%, 6/10/19 (1)(2)	4,500	4,500

Colorado – 2.6%

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 1.45%, 6/10/19 (1)(2)	5,935	5,935

Colorado State Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC), 1.40%, 6/10/19 (1)(2)	195	195

Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3, 1.32%, 6/10/19 (1)(2)	1,055	1,055

Colorado State HFA SFM Adjustable Revenue Refunding Bonds, Class I (GNMA Insured), 1.43%, 6/10/19 (1)(2)	3,200	3,200
		10,385

District of Columbia – 0.3%

District of Columbia Water & Sewer Authority Public Utility Variable Revenue Bonds, Subseries B-2, Subordinate Lien, 1.45%, 6/10/19 (1)(2)	1,260	1,260

Florida – 9.1%

Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 1.42%, 6/10/19 (1)(2)	3,500	3,500

Florida State Housing Finance Corp. Revenue Refunding Bonds, Series 1, Lighthouse Bay Apartments, 1.42%, 6/10/19 (1)(2)	7,050	7,050

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Florida – 9.1% – continued

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System, 1.44%, 6/10/19 (1)(2)	$4,530	$4,530

Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital-Adventist Health System, 1.44%, 6/10/19 (1)(2)	1,250	1,250

Jacksonville Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health, 1.41%, 6/10/19 (1)(2)	8,500	8,500

Miami-Dade County Seaport Variable Revenue Bonds, Series A (PNC Bank N.A. LOC), 1.43%, 6/10/19 (1)(2)	7,200	7,200

Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 1.45%, 6/10/19 (1)(2)	4,185	4,185

Sunshine Florida State Governmental Financing Commission Variable Revenue Bonds, Series A, Miami Dade County Program (MUFG Union Bank N.A. LOC), 1.42%, 6/10/19 (1)(2)	1,005	1,005
		37,220

Georgia – 2.5%

Fulton County Development Authority Variable Revenue Bonds, King’s Ridge Christian School (Branch Banking & Trust Co. LOC), 1.42%, 6/10/19 (1)(2)	9,030	9,030

Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 1.46%, 6/10/19 (1)(2)	1,125	1,125
		10,155

Idaho – 0.7%

Idaho State Health Facilities Authority Hospital Variable Revenue Bonds, CHE Trinity Health Credit, 1.75%, 6/3/19	3,000	3,001

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Illinois – 12.1%

Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC), 1.50%, 6/10/19 (1)(2)	$4,200	$4,200

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 1.42%, 6/10/19 (1)(2)	1,900	1,900

Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC), 1.38%, 6/10/19 (1)(2)	9,000	9,000

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC), 1.42%, 6/10/19 (1)(2)	4,890	4,890

Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, 1.36%, 6/10/19 (1)(2)	3,750	3,750

Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments, 1.48%, 6/10/19 (1)(2)	4,025	4,025

Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 1.54%, 6/10/19 (1)(2)	5,325	5,325

Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.43%, 6/10/19 (1)(2)	1,700	1,700

Illinois State Finance Authority Variable Revenue Bonds, WBEZ Alliance Inc. Project (Harris Bank N.A. LOC), 1.40%, 6/10/19 (1)(2)	1,000	1,000

Illinois State Finance Authority Variable Revenue Refunding Bonds, OSF Healthcare System (PNC Bank N.A. LOC), 2.12%, 6/3/19 (1)(2)	1,500	1,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Illinois – 12.1% – continued

Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp., 1.46%, 6/10/19 (1)(2)	$5,300	$5,300

Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project (FHLB LOC), 1.49%, 6/10/19 (1)(2)	800	800

Southwestern Illinois Development Authority Solid Waste Disposal Facilities Variable Revenue Bonds, Series B (AMT), Center Ethanol Co. LLC (Reliance Bank LOC), 1.55%, 6/10/19 (1)(2)	6,000	6,000
		49,390

Indiana – 0.3%

Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank N.A. LOC), 1.55%, 6/10/19 (1)(2)	1,195	1,195

Iowa – 4.8%

Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 1.43%, 6/10/19 (1)(2)	3,560	3,560

Iowa State Finance Authority Educational Facility Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC), 2.08%, 6/3/19 (1)(2)	2,000	2,000

Iowa State Finance Authority Health Facilities Variable Revenue Refunding Bonds, Unitypoint Health Project (Union Bank N.A. LOC), 2.22%, 6/3/19 (1)(2)	1,200	1,200

Iowa State Finance Authority Midwestern Disaster Area Variable Revenue Bonds, Archer Daniels Midland, 1.47%, 6/10/19 (1)(2)	6,500	6,500

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.43%, 6/10/19 (1)(2)	2,755	2,755

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Iowa – 4.8% – continued

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 2.10%, 6/3/19 (1)(2)	$1,245	$1,245

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Private College Facility (Bank of America N.A. LOC), 2.10%, 6/3/19 (1)(2)	2,500	2,500
		19,760

Kansas – 1.5%

Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC), 1.48%, 6/10/19 (1)(2)	1,000	1,000

Wichita G.O. Unlimited Temporary Notes, Series 296, 3.00%, 10/15/19	5,000	5,027
		6,027

Kentucky – 0.5%

Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Series B, Norton Healthcare, Inc. (PNC Bank N.A. LOC), 2.25%, 6/3/19 (1)(2)	2,100	2,100

Louisiana – 4.2%

East Baton Rouge Parish IDB Variable Revenue Bonds, Series B, ExxonMobil Project, 2.31%, 6/3/19 (1)(2)	2,000	2,000

East Baton Rouge Parish Pollution Control Variable Revenue Refunding Bonds, ExxonMobil Project, 2.20%, 6/3/19 (1)(2)	975	975

East Baton Rouge Parish Solid Waste Adjustable Revenue Bonds (AMT), ExxonMobil Project, 2.25%, 6/3/19 (1)(2)	1,200	1,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Louisiana – 4.2% – continued

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC), 1.45%, 6/10/19 (1)(2)	$5,000	$5,000

Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured), 1.50%, 6/10/19 (1)(2)	7,900	7,900
		17,075

Maryland – 0.6%

Baltimore County G.O. Unlimited BANS, 4.00%, 3/19/20	2,000	2,041

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Mercey Ridge (Manufacturers & Traders LOC), 1.42%, 6/10/19 (1)(2)	290	290
		2,331

Massachusetts – 0.1%

Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC), 1.43%, 6/10/19 (1)(2)	535	535

Michigan – 6.9%

Michigan State Building Authority Facilities Program Variable Revenue Refunding Bonds, Series I (Citibank N.A. LOC), 1.45%, 6/10/19 (1)(2)	4,200	4,200

Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.43%, 6/10/19 (1)(2)	2,355	2,355

Michigan State Finance Authority Variable Revenue Bonds, Series D, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.43%, 6/10/19 (1)(2)	335	335

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Michigan – 6.9% – continued

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, CS Facilities LLC Project (MUFG Union Bank N.A. LOC), 1.43%, 6/10/19 (1)(2)	$8,000	$8,000

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ LOC), 1.46%, 6/10/19 (1)(2)	9,100	9,100

University of Michigan Bonds, 1.41%, 7/16/19	4,000	4,000
		27,990

Minnesota – 4.3%

Bloomington MFH Variable Revenue Refunding Bonds, Series A-1 (AMT), Norlan Partner (FNMA LOC), 1.53%, 6/10/19 (1)(2)	4,490	4,490

Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC), 1.51%, 6/10/19 (1)(2)	5,425	5,425

Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA LOC), 1.51%, 6/10/19 (1)(2)	3,480	3,480

New Brighton MFH Variable Revenue Bonds (AMT), Golden Pond Housing Project (FNMA LOC), 1.53%, 6/10/19 (1)(2)	920	920

Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 1.54%, 6/10/19 (1)(2)	3,000	3,000
		17,315

Mississippi – 2.8%

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron U.S.A., Inc. Project, 2.20%, 6/3/19 (1)(2)	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Mississippi – 2.8% – continued

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project, 2.40%, 6/3/19 (1)(2)	$3,700	$3,700

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project, 2.20%, 6/3/19 (1)(2)	1,200	1,200

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project, 2.40%, 6/3/19 (1)(2)	100	100

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron U.S.A., Inc. Project, 2.29%, 6/3/19 (1)(2)	1,300	1,300

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series H, Chevron U.S.A., Inc. Project, 2.40%, 6/3/19 (1)(2)	2,475	2,475

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 2.40%, 6/3/19 (1)(2)	1,600	1,600
		11,375

Missouri – 2.4%

Platte County IDA Housing Adjustable Revenue Refunding Bonds, Wexford Place Project, 1.49%, 6/10/19 (1)(2)	100	100

Saint Louis Missouri City IDA Variable Revenue Bonds, Mid-America Transplant Services (BMO Harris Bank N.A. LOC), 2.20%, 6/3/19 (1)(2)	3,825	3,825

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC), 1.48%, 6/10/19 (1)(2)	4,265	4,265

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Missouri – 2.4% – continued

Springfield IDA Variable Revenue Bonds, ABEC, Inc. Project (Guaranty Bank LOC), 1.51%, 6/10/19 (1)(2)	$1,610	$1,610
		9,800

Nevada – 2.5%

Clark County Airport System Variable Revenue Refunding Bonds, Subordinate Lien, Series C (AMT), (Bank of America N.A. LOC), 1.46%, 6/10/19 (1)(2)	10,000	10,000

New Mexico – 0.7%

New Mexico State Mortgage Finance Authority MFH Variable Revenue Bonds, Series A, Villas San Ignacio (FHLMC LOC), 1.43%, 6/10/19 (1)(2)	3,000	3,000

New York – 6.0%

New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC), 2.23%, 6/3/19 (1)(2)	250	250

New York Adjustable G.O. Unlimited Bonds, Subseries H-1, 2.25%, 6/3/19 (1)(2)	3,450	3,450

New York Adjustable G.O. Unlimited Bonds, Subseries J-5, Fiscal 2008, 2.20%, 6/3/19 (1)(2)	600	600

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Bonds, Second General Resolution, Subseries B, 2.20%, 6/3/19 (1)(2)	900	900
2.25%, 6/3/19 (1)(2)	2,600	2,600

New York City Transitional Finance Authority Adjustable Future Tax Secured Revenue Bonds, 2.28%, 6/3/19 (1)(2)	4,350	4,350

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Subseries A-6, 2.20%, 6/3/19 (1 (2)	2,500	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

New York – 6.0% – continued

New York City Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC), 2.20%, 6/3/19 (1)(2)	$3,715	$3,715

RBC Municipal Products, Inc., Trust Floater Certificates for all Revenue Bonds, Series E-124 (Royal Bank of Canada LOC), 2.20%, 6/3/19 (1)(2)(3)	5,000	5,000

Saint Lawrence County Industrial Development Agency Variable Revenue Bonds, United Helpers Independent Living Corp. (NBT Bank N.A. LOC), 1.45%, 6/10/19 (1)(2)	1,200	1,200
		24,565

North Carolina – 0.7%

Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 1.46%, 6/10/19 (1)(2)	3,000	3,000

Ohio – 3.6%

Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project, 1.40%, 6/10/19 (1)(2)	600	600

Ohio State Hospital Facilities Variable Revenue Bonds, Cleveland Clinic Health System, 1.33%, 6/10/19(1)(2)	5,000	5,000

Ohio State University Variable Revenue Bonds, Series B, 1.36%, 6/10/19 (1)(2)	4,000	4,000

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC),

(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 1.62%, 6/6/19 (4)	5,000	5,000
		14,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Oregon – 0.2%

Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC), 1.50%, 6/10/19 (1)(2)	$700	$700

Pennsylvania – 3.1%

Geisinger Authority Health System Variable Revenue Bonds, Series A-2, Geisinger Health System, 2.10%, 6/3/19 (1)(2)	3,500	3,500

Lancaster IDA Variable Revenue Bonds, Mennonite Home Project (Manufacturers & Traders LOC), 1.52%, 6/10/19 (1)(2)	360	360

Philadelphia Authority for Industrial Development Lease Variable Revenue Refunding Bonds, Series B-2 (TD Bank N.A. LOC), 1.40%, 6/10/19 (1)(2)	3,000	3,000

RBC Municipal Products, Inc., Trust Floater Certificates for all Revenue Bonds, Series E-111 (Royal Bank of Canada LOC), 2.20%, 6/3/19 (1)(2)	3,000	3,000

West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley (PNC Bank N.A. LOC), 1.42%, 6/10/19 (1)(2)	2,950	2,950
		12,810

South Carolina – 2.7%

South Carolina Public Service Bonds, 1.55%, 6/25/19	10,877	10,877

Tennessee – 1.5%

Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.), 1.43%, 6/10/19 (1)(2)	3,300	3,300

Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.), 1.43%, 6/10/19 (1)(2)	1,200	1,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Tennessee – 1.5% – continued

Sevier County Public Building Authority Variable Revenue Bonds, Series V-V B-1, Local Government Public Improvement (Branch Banking & Trust LOC), 1.43%, 6/10/19 (1)(2)	$1,755	$1,755
		6,255

Texas – 14.5%

Bexar County Health Facilities Corp. Health Care Revenue Bonds, Series A, El Centro Del Barrio (JPMorgan Chase Bank N.A. LOC), 1.48%, 6/10/19 (1)(2)	5,000	5,000

Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC), 1.49%, 6/10/19 (1)(2)	500	500

Bexar County Housing Finance Corp. Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 1.51%, 6/10/19 (1)(2)	3,500	3,500

Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corp. Project, 1.48%, 6/10/19 (1)(2)	4,000	4,000

Denton Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.45%, 6/10/19 (1)(2)	3,000	3,000

Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project, 2.25%, 6/3/19 (1)(2)	2,300	2,300

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 1.49%, 6/10/19 (1)(2)	195	195

Harris County Texas Industrial Development Corp. Adjustable Rate revenue Bonds (AMT), Exxon Project, 2.25%, 6/3/19 (1)(2)	1,000	1,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Texas – 14.5% – continued

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Series A, ExxonMobil Project, 2.20%, 6/3/19 (1)(2)	$2,400	$2,400

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, ExxonMobil Project, 2.20%, 6/3/19 (1)(2)	2,100	2,100

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT), 2.25%, 6/3/19 (1)(2)	2,300	2,300

Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC), 1.44%, 6/10/19 (1)(2)	2,000	2,000

Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), 1.47%, 6/10/19 (1)(2)	645	645

San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments Project (FHLMC LOC), 1.42%, 6/10/19 (1)(2)	5,500	5,500

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Methodist Hospitals of Dallas Project (TD Bank N.A. LOC), 2.20%, 6/3/19 (1)(2)	3,180	3,180

Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 1.42%, 6/10/19 (1)(2)	7,000	7,000

Texas State Department of Housing & Community Affairs Variable Revenue Bonds, Series A-1 (AMT), Timber Point Apartments (FHLMC LOC), 1.45%, 6/10/19 (1)(2)	4,930	4,930

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Texas – 14.5% – continued

Texas State TRANS, 4.00%, 8/29/19	$9,300	$9,355
		58,905

Utah – 2.0%

Murray City Hospital Variable Revenue Bonds, Series C, IHC Health Services, Inc., 2.24%, 6/3/19 (1)(2)	1,900	1,900

Utah State Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC LOC), 1.44%, 6/10/19 (1)(2)	6,080	6,080
		7,980

West Virginia – 1.4%

West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 1.43%, 6/10/19 (1)(2)	5,645	5,645

Wisconsin – 2.2%

Milwaukee RANS, Series M10, 4.00%, 9/30/19	3,000	3,024

Wisconsin Bonds, 1.77%, 6/6/19	1,000	1,000

Wisconsin State Housing & Economic Development Authority Variable Revenue Bonds, Series F (AMT), (HUD Loan Insured) (Bank of America N.A. LOC), 1.46%, 6/10/19 (1)(2)	4,945	4,945
		8,969

Wyoming – 0.3%

Sublette County PCR Variable Revenue Refunding Bonds, Exxonmobil Project, 2.31%, 6/3/19 (1)(2)	1,300	1,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Municipal States Pooled Securities – 0.2%

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492, 1.45%, 6/10/19 (1)(2)(3)	$1,000	$1,000
Total Municipal Investments
(Cost $405,499)		405,520

Total Investments – 99.5%
(Cost $405,499)		405,520

Other Assets less Liabilities – 0.5%		2,133
NET ASSETS – 100.0%		$407,653

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(4)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFA – Housing Finance Authority

HUD – Housing and Urban Development

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multi-Family Housing

PCR – Pollution Control Revenue

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

SFM – Single Family Mortgage

SIFMA – Securities Industry and Financial Markets Association

TRANS – Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At May 31, 2019, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	22.1%
Hospital	16.7
IDB & PCR	12.6
School	9.4
University	7.3
State	5.1
All other sectors less than 5%	26.8

Total	100.0%

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	20.1%
2 - 15 DAYS	70.7
16 - 30 DAYS	2.7
31 - 60 DAYS	1.0
61 - 97 DAYS	3.0
98 - 180 DAYS	2.0
271 - 366 DAYS	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2019 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments (1)	$–	$405,520	$–	$405,520

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 20.1%

ABS Other – 20.1%

Albion Capital Corp. S.A., 2.48%, 6/5/19	$23,500	$23,492
2.62%, 7/9/19	27,000	26,928

Antalis S.A., 2.60%, 8/12/19	25,000	24,873

Atlantic Asset Management LLC, 2.59%, 8/2/19 (1)	25,000	24,891

Atlantic Asset Securitization LLC, 2.54%, 8/28/19	15,000	14,907
2.58%, 8/29/19	21,000	20,868

CAFCO LLC, 2.66%, 8/15/19	30,000	29,841

Cancara Asset Securitisation Ltd., 2.53%, 8/14/19	30,000	29,843

Cedar Springs Capital Co. LLC, 2.60%, 8/12/19	30,000	29,843

Concord Minutemen Capital Co. LLC, Class A, 2.65%, 6/18/19	9,750	9,738
2.64%, 7/8/19	30,000	29,922
2.61%, 7/11/19	7,000	6,980
2.59%, 8/12/19	12,000	11,939

Crown Point Capital Co. LLC,
(Floating, ICE LIBOR USD 1M + 0.20%), 2.65%, 6/12/19 (1)(2)	10,000	10,004
(Floating, ICE LIBOR USD 1M + 0.18%), 2.61%, 6/17/19 (1)(2)	30,000	30,000
2.64%, 7/15/19	12,000	11,963

Kells Funding LLC, 2.40%, 8/16/19 (1)	25,000	24,867

Lexington Parker Capital Co. LLC, 2.59%, 8/9/19	25,000	24,878
2.56%, 8/20/19	30,000	29,829

Liberty Street Funding LLC, 2.54%, 8/13/19	24,500	24,375

LMA Americas LLC, 2.64%, 10/10/19	25,000	24,767
2.56%, 10/23/19	25,000	24,743

Ridgefield Funding Co. LLC,
(Floating, ICE LIBOR USD 1M + 0.14%), 2.61%, 6/7/19 (1)(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.19%), 2.63%, 6/17/19 (1)(2)	25,000	25,003
2.64%, 7/10/19	21,000	20,942

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 20.1% – continued

ABS Other – 20.1% – continued

Sheffield Receivables Corp., 2.62%, 7/15/19	$15,000	$14,954
2.60%, 8/8/19	28,000	27,864

Starbird Funding Corp., 2.63%, 10/28/19	19,000	18,797
		607,051
Total ABS Commercial Paper
(Cost $607,041)		607,051

CERTIFICATES OF DEPOSIT – 34.2%

Banking – 32.8%

ABN AMRO Bank N.V., Amsterdam Branch, 2.60%, 10/1/19	25,000	25,006

Bank of Montreal, Chicago Branch, 2.75%, 8/6/19	30,000	30,014

BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.14%), 2.59%, 6/12/19 (2)	30,000	30,012

Chiba Bank, Ltd., New York Branch 2.62%, 7/8/19	30,000	30,004
2.58%, 8/14/19	30,000	30,002

Commonwealth Bank of Australia, London, 2.65%, 6/14/20	15,000	15,026

Credit Agricole CIB, New York, 2.59%, 11/12/19	30,000	30,018

Credit Agricole S.A., London Branch, 2.50%, 6/3/19	10,000	10,000

Credit Industrial et Commercial, London Branch, 2.87%, 8/2/19	25,000	25,018

Credit Industrial et Commercial, Paris Branch, 2.69%, 7/15/19	35,000	35,011

Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.25%), 2.84%, 7/8/19 (2)	20,000	20,021
2.64%, 9/20/19	15,000	15,005
2.62%, 10/3/19	25,000	25,008

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 2.63%, 6/19/19	25,000	25,001

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 34.2% – continued

Banking – 32.8% – continued

ING Bank N.V., Amsterdam Branch, 2.84%, 7/18/19	$25,000	$24,922
2.59%, 10/15/19	32,000	32,018

KBC Bank N.V., Brussels Branch, 2.58%, 8/5/19	25,000	25,004

Kookmin Bank, New York, 2.59%, 7/8/19	15,200	15,202
2.56%, 8/19/19	15,000	15,001

Korea Development Bank, New York Branch, 2.72%, 8/8/19	18,000	18,008
2.62%, 11/4/19	24,000	24,008
2.58%, 11/12/19	17,000	17,002

Mitsubishi UFJ Trust & Banking Corp., 2.63%, 6/28/19	8,000	8,001
2.56%, 8/13/19	22,000	21,997

National Australia Bank Ltd., London Branch, 2.66%, 6/28/19	20,000	20,004
(Floating, ICE LIBOR USD 3M + 0.10%), 2.70%, 6/28/19 (2)	15,000	14,997

Natixis S.A., New York Branch, 2.60%, 11/14/19	15,000	15,006
2.64%, 12/4/19	21,000	21,013

Nordea Bank AB, New York Branch, 2.63%, 8/15/19	30,000	30,010

Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.10%), 2.59%, 6/3/19 (2)	25,000	25,000

Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.17%), 2.78%, 6/7/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 3M + 0.21%), 2.81%, 6/11/19 (2)	12,000	12,011

Shizuoka Bank Ltd., New York Branch, 2.54%, 8/20/19	11,000	11,000
2.52%, 8/30/19	9,000	9,000

Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.20%), 2.77%, 8/5/19 (3)	20,000	20,007
2.65%, 2/3/20	17,000	17,011

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 34.2% – continued

Banking – 32.8% – continued

Sumitomo Mitsui Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.13%), 2.58%, 6/11/19 (2)	$30,000	$30,003

Sumitomo Mitsui Trust Bank Ltd., London, 2.67%, 6/13/19	7,000	7,001
2.64%, 6/24/19	25,000	25,003
2.54%, 9/30/19	25,000	25,000

Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%), 2.72%, 6/4/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.12%), 2.57%, 6/12/19 (2)	25,000	25,004
2.71%, 7/5/19	1,500	1,500

Toronto Dominion Bank, New York Branch, 2.58%, 10/25/19	15,000	15,006

Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.14%), 2.72%, 7/10/19 (3)	35,000	35,007
(Floating, ICE LIBOR USD 3M + 0.18%), 2.78%, 7/15/19 (2)	20,000	20,019
(Floating, ICE LIBOR USD 3M + 0.06%), 2.63%, 8/6/19 (2)	15,000	15,000
(Floating, ICE LIBOR USD 3M + 0.23%), 2.75%, 8/23/19 (2)	20,000	20,023
		989,934

Finance Companies – 1.4%

Invesco Senior Income Trust, 2.54%, 6/6/19 (4)(5)	42,000	42,000
Total Certificates Of Deposit
(Cost $1,031,708)		1,031,934

COMMERCIAL PAPER – 10.7%

Banking – 9.4%

Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.11%), 2.71%, 7/5/19 (1)(2)	20,000	20,009

DBS Bank Ltd., 2.59%, 10/9/19 (1)	30,000	29,723

National Australia Bank Ltd., 2.85%, 1/13/20	18,500	18,210

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 10.7% – continued

Banking – 9.4% – continued

National Australia Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.19%), 2.79%, 6/11/19 (1)(2)	$15,000	$15,012

National Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.10%), 2.57%, 6/6/19 (1)(2)	25,000	25,001

Oversea-Chinese Banking Corp.,
(Floating, ICE LIBOR USD 3M + 0.07%), 2.65%, 7/29/19 (1)(2)	15,000	15,002

Toronto Dominion Bank, 2.47%, 6/4/19	50,000	49,987

Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.10%), 2.57%, 6/6/19 (1)(2)	30,000	30,000
(Floating, ICE LIBOR USD 3M + 0.21%), 2.73%, 8/28/19 (1)(2)	25,000	25,028

United Overseas Bank Ltd., 2.54%, 7/31/19 (1)	20,000	19,917
2.54%, 8/5/19 (1)	20,000	19,910
2.49%, 9/30/19	14,000	13,881
		281,680

Brokerage – 1.3%

JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.14%), 2.73%, 7/8/19 (1)(3)	15,250	15,254
2.78%, 7/8/19 (1)	25,000	24,935
		40,189
Total Commercial Paper
(Cost $321,774)		321,869

EURODOLLAR TIME DEPOSITS – 21.6%

Non-U.S. Depository Institutions – 21.6%

Australia and New Zealand Banking Group, 2.44%, 6/4/19	90,000	90,000
2.44%, 6/5/19	20,000	20,000

Barclays Bank PLC, London Branch, 2.46%, 6/3/19	63,000	63,000

Commonwealth Bank of Australia, London, 2.40%, 6/3/19	113,000	113,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 21.6% – continued

Non-U.S. Depository Institutions – 21.6% – continued

Credit Industrial et Commercial, Paris Branch, 2.43%, 6/3/19	$87,000	$87,000

DBS Bank Ltd., Singapore Branch, 2.44%, 6/6/19	60,000	60,000

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 2.45%, 6/3/19	21,800	21,800

National Australia Bank Ltd., London Branch, 2.40%, 6/3/19	78,000	78,000

Societe Generale, Paris Branch, 2.41%, 6/3/19	70,000	70,000

Zuercher Kantonalbank, Zurich Branch, 2.45%, 6/3/19	47,000	47,000
		649,800
Total Eurodollar Time Deposits
(Cost $649,800)		649,800

U.S. GOVERNMENT AGENCIES – 1.0% (6)

Federal Home Loan Bank – 1.0%

FHLB Discount Notes, 2.38%, 7/5/19 (7)	30,000	29,937
Total U.S. Government Agencies
(Cost $29,932)		29,937

MUNICIPAL INVESTMENTS – 0.6%

Michigan – 0.6%

Board of Trustees Michigan State University Bonds, 2.55%, 7/23/19	18,000	18,000
Total Municipal Investments
(Cost $18,000)		18,000

Investments, at Value
(Cost $2,658,255)		2,658,591

REPURCHASE AGREEMENTS – 12.2% (8)

Repurchase Agreements – 12.2%

Bank of America Securities, dated 5/31/19, repurchase price $25,058 2.67%, 7/30/19	25,000	25,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 12.2% (8) – continued

Repurchase Agreements – 12.2% – continued

Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $11,002 2.50%, 6/3/19	$11,000	$11,000

Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $160,033, 2.46%, 6/3/19	160,000	160,000

Credit Suisse Securities, dated 5/31/2019, repurchase price $10,021 2.47%, 7/5/19	10,000	10,000

Fixed Income Clearing Corp., dated 5/31/19, repurchase price $30,006, 2.48%, 6/3/19	30,000	30,000

HSBC Securities (USA), Inc., dated 5/31/19, repurchase price $48,010, 2.47%, 6/3/19	48,000	48,000

JPMorgan Securities LLC, dated 5/31/2019, repurchase price $30,064 2.47%, 6/7/19	30,000	30,000

JPMorgan Securities LLC, dated 5/31/2019, repurchase price $15,036 2.77%, 9/3/19	15,000	15,000

JPMorgan Securities LLC, dated 5/31/19, repurchase price $25,062, 2.87%, 9/3/19	25,000	25,000

Societe Generale S.A., dated 5/31/2019, repurchase price $15,034 2.62%, 8/4/19	15,000	15,000
		369,000
Total Repurchase Agreements
(Cost $369,000)		369,000

Total Investments – 100.4%
(Cost $3,027,255)		3,027,591

Liabilities less Other Assets – (0.4%)		(10,803)
NET ASSETS – 100.0%		$3,016,788

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(2)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of May 31, 2019 is disclosed.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The obligations of certain U.S. government-sponsored enterprises are neither issued nor guaranteed by the United States Treasury.
(7)	Discount rate at the time of purchase.
(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Certificates of Deposit	$3,103	2.72% – 2.89%	6/7/19 – 2/20/20
Commercial Paper	$42,000	0.00%	6/17/19 – 11/20/19
Common Stocks	$2,303	0.00%	–
Corporate Bonds	$107,048	1.07% – 5.88%	2/11/20 – 9/30/10
Investment Company	$25,216	0.00%	–
U.S. Treasury Bonds	$30,602	3.13% – 8.13%	8/15/21 – 11/15/21
U.S. Treasury Notes	$174,419	0.13% – 2.88%	11/30/19 – 1/15/22

Total	$384,691

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

CIB – Corporate and Investment Bank

FHLB – Federal Home Loan Bank

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	29.2%
2 - 15 DAYS	15.6
16 - 30 DAYS	5.3
31 - 60 DAYS	14.0
61 - 97 DAYS	22.3
98 - 180 DAYS	11.2
181 - 270 DAYS	1.9
271 - 366 DAYS	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
ABS Commercial Paper (1)	$–	$607,051	$–	$607,051
Certificates of Deposit (1)	–	1,031,934	–	1,031,934
Commercial Paper (1)	–	321,869	–	321,869
Eurodollar Time Deposits (1)	–	649,800	–	649,800
U.S. Government Agencies (1)	–	29,937	–	29,937
Municipal Investments (1)	–	18,000	–	18,000
Repurchase Agreements (1)	–	369,000	–	369,000
Total Investments	$–	$3,027,591	$–	$3,027,591

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2019, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Prime Obligations Portfolio are authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2019, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio and Prime Obligations Portfolio each operate as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“ NAV “), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s and Prime Obligations Portfolio’s investments are valued at their fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolios’ independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios, are valued at their amortized cost, which, according to NTI, approximates fair value.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio and Prime Obligations Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, an insurer’s exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2019 (UNAUDITED)

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2019.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2019, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$759,795	$(759,795)	$–
	Bank of Montreal	350,000	(350,000)	–
	Bank of Nova Scotia	350,000	(350,000)	–
	Barclays	1,020,000	(1,020,000)	–
	BNP Paribas	2,460,000	(2,460,000)	–
	Citigroup	601,257	(601,257)	–
	Deutsche Bank	1,830,000	(1,830,000)	–
	Fixed Income Clearing Corp.	2,350,000	(2,350,000)	–
	Goldman Sachs	1,500,000	(1,500,000)	–
	HSBC Securities	3,350,000	(3,350,000)	–
	ING Financial Markets	400,000	(400,000)	–
	JPMorgan	1,950,000	(1,950,000)	–
	NatWest Markets	1,885,000	(1,885,000)	–
	RBC Dominion Securities	2,000,000	(2,000,000)	–
	Royal Bank of Canada	1,600,000	(1,600,000)	–
	Societe Generale	1,564,795	(1,564,795)	–

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	TD Securities	$700,000	$(700,000)	$–
	Total	$24,670,847	$(24,670,847)	$–
U.S. Government	Bank of America	$658,703	$(658,703)	$–
	Bank of Nova Scotia	1,450,000	(1,450,000)	–
	BNP Paribas	600,000	(600,000)	–
	Citigroup	343,753	(343,753)	–
	Fixed Income Clearing Corp.	665,000	(665,000)	–
	Goldman Sachs	460,000	(460,000)	–
	HSBC Securities	1,150,000	(1,150,000)	–
	JPMorgan	450,000	(450,000)	–
	Royal Bank of Canada	500,000	(500,000)	–
	Societe Generale	118,703	(118,703)	–
	Total	$6,396,159	$(6,396,159)	$–
U.S. Government Select	Bank of America	$1,960,000	$(1,960,000)	$–
	Barclays	1,460,000	(1,460,000)	–
	Citigroup	175,158	(175,158)	–
	Fixed Income Clearing Corp.	1,000,000	(1,000,000)	–
	JPMorgan	2,195,000	(2,195,000)	–
	Royal Bank of Canada	850,000	(850,000)	–
	Societe Generale	1,285,000	(1,285,000)	–
	Total	$8,925,158	$(8,925,158)	$–
Prime Obligations	Bank of America	$25,000	$(25,000)	$–
	Citigroup	171,000	(171,000)	–
	Credit Suisse	10,000	(10,000)	–
	Fixed Income Cleaning	30,000	(30,000)	–
	HSBC Securities	48,000	(48,000)	–
	JPMorgan	70,000	(70,000)	–
	Societe Generale	15,000	(15,000)	–
	Total	$369,000	$(369,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio and Prime Obligations Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolios or temporarily restrict redemptions from the Portfolios for up to 10

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2019 (UNAUDITED)

business days in any given 90-day period (a “redemption gate”) in the event that the Portfolios’ weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 30 percent of the Portfolios’ total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolios, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets as of the end of a business day, the Portfolios will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolios or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolios.

If the Municipal Portfolio or Prime Obligations Portfolio impose a redemption gate, the Portfolios and the Portfolios’ authorized intermediaries will not accept redemption orders until the Portfolios have notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio or Prime Obligations Portfolio have invested 30 percent or more of its total assets in weekly liquid assets.

Liquidity fees would generally be used to assist the Municipal Portfolio and Prime Obligations Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio or Prime Obligations Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets, the Portfolios reserve the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in “Payments for Shares Redeemed” in Note 7 - Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio or Prime Obligations Portfolio during the six months ended May 31, 2019.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolios.

There were no reclassifications at November 30, 2018.

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2018.

At November 30, 2018, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$–	$62,989	$142
U.S. Government	–	22,354	–

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
U.S. Government Select	$–	$40,424	$79
Municipal	482	–	–
Prime Obligations	–	5,646	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$–	$604,431	$341
U.S. Government	–	191,086	–
U.S. Government Select	–	361,488	77
Municipal	3,635	6	–
Prime Obligations	–	51,883	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$–	$237,251	$–
U.S. Government	–	30,511	–
U.S. Government Select	–	141,294	–
Municipal	1,942	85	–
Prime Obligations	–	17,605	37

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2018, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 18, 2019, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2019.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets) as follows:

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%
Prime Obligations	0.13%

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses of the Portfolios exceed 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio, 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio and 0.15 percent for the Prime Obligations Portfolio of each Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

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MONEY MARKET PORTFOLIOS

MAY 31, 2019 (UNAUDITED)

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2020. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2019, under the contractual expense reimbursement arrangements previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2019 are shown as Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolios by NTI. During the six months ended May 31, 2019, NTI voluntarily reimbursed certain expenses for the Portfolios. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. Any such reimbursement or waiver is paid monthly to the Portfolios by NTI.

In addition, effective October 30, 2018, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2019, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES
Municipal	$265,750	$(105,930)

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$43,900,158
U.S. Government	–	–	–	14,009,043
U.S. Government Select	–	–	–	24,338,024
Municipal	21	–	21	405,499
Prime Obligations	447	(111)	336	3,027,255

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$24,956,033	$16,403	$(20,851,004)	$4,121,432
U.S. Government	105,159,744	1,665	(104,564,715)	596,694
U.S. Government Select	112,898,378	13,747	(112,923,850)	(11,725)
Municipal	233,947	706	(217,081)	17,572
Prime Obligations	10,162,710	4,272	(10,183,614)	(16,632)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 233,948,000, 706,000 and (217,081,000), respectively, and the Prime Obligations Portfolio which were approximately 10,162,565,000, 4,272,000 and (10,183,418,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$12,369,664	$22,930	$(20,028,534)	$(7,635,940)
U.S. Government	188,050,128	1,864	(188,760,032)	(708,040)
U.S. Government Select	211,709,376	11,496	(211,314,761)	406,111
Municipal	588,526	499	(416,729)	172,296
Prime Obligations	17,956,128	2,026	(17,490,319)	467,835

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 588,585,000, 499,000 and (416,771,000), respectively, and the Prime Obligations Portfolio which were approximately 17,955,172,000, 2,025,000 and (17,489,132,000), respectively.

Transactions in Service Shares for the six months ended May 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$911	$–	**	$ (828)	$83
U.S. Government Select	129,860	–	**	(158,304)	(28,444)
Municipal	720	–		(2,007)	(1,287)
Prime Obligations	98,480	–		(82,670)	15,810

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 720,000, 0 and (2,007,000), respectively, and the Prime Obligations Portfolio which were approximately 98,477,000, 0 and (82,669,000), respectively.

**	Amount rounds to less than one thousand.

Transactions in Service Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$2,896	$–	$(3,183)	$(287)
U.S. Government Select	423,580	–	(438,320)	(14,740)
Municipal	14,006	–	(14,892)	(886)

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MONEY MARKET PORTFOLIOS

MAY 31, 2019 (UNAUDITED)

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
Prime Obligations	$68,653	$–	$(62,333)	$6,320

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 14,007,000, 0 and (14,894,000), respectively, and the Prime Obligations Portfolio which were approximately 68,645,000, 0 and (62,325,000), respectively.

Transactions in Premier Shares for the six months ended May 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$192,492,268	$–	$(190,807,793)	$1,684,475

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$343,068,514	$–	$(342,526,655)	$541,859

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$913,264	$1,645	$(901,303)	$13,606

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$2,650,554	$2,383	$(2,909,047)	$(256,110)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2019 (UNAUDITED)

any eliminated or modified disclosures upon issuance of this ASU. The Portfolios have early adopted ASU 2018-13 for these financial statements.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2019 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2018 through May 31, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/2018 - 5/31/2019” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.15%	$1,000.00	$1,011.50	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

PREMIER SHARES
Actual	0.20%	$1,000.00	$1,011.30	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.25%	$1,000.00	$1,011.10	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26

SERVICE SHARES
Actual	0.25%	$1,000.00	$1,011.10	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.20%	$1,000.00	$1,011.20	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

SERVICE SHARES
Actual	0.20%	$1,000.00	$1,011.20	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,011.20	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

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FUND EXPENSES continued	MAY 31, 2019 (UNAUDITED)

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.20%	$1,000.00	$1,007.20	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

SERVICE SHARES
Actual	0.20%	$1,000.00	$1,007.20	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.15%	$1,000.00	$1,012.60	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

SERVICE SHARES
Actual	0.15%	$1,000.00	$1,012.60	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”), at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019; April 11, 2019 and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Portfolios resulting from their meetings and other interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; (vii) information regarding purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolios. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolios with the funds included in their respective peer groups and peer universes. The Trustees also considered the Portfolios’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the Trust. The Trustees understood that the Management Agreement

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolios, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements and the conversion of the Municipal and Prime Obligations Portfolios to variable net asset value pricing. The Trustees took into account that each of the U.S. Government, U.S. Government Select and Treasury Portfolios had maintained a stable net asset value, and the Municipal and Prime Obligations Portfolios experienced minimal principal volatility after transitioning to a floating net asset value in 2016.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Portfolios, and the consistency of investment approach with respect to the Portfolios. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Portfolios had been and were operating and any contributions by Northern to the Portfolios to prevent negative yields in past years. For Portfolios that had been in existence for the applicable periods, the Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”)-registered funds and to rankings issued by Broadridge. The Portfolios were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks and the Portfolios’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”). The Trustees noted that the performance for the one- and three-year periods ended January 31, 2019 of the Prime Obligations and Treasury (Shares) Portfolios was in the first quintile; the performance of each of the U.S. Government Select and U.S. Government Portfolios was in the second quintile; and the performance of the Municipal Portfolio was in the third quintile among its respective Broadridge peers. They also considered that the performance of the Premier Shares of the Treasury Portfolio was in the second quintile for the one-year period. For the five-year period, the Trustees noted that the Treasury (Shares) Portfolio was in the first quintile, the Prime Obligations, U.S. Government and U.S. Government Select Portfolios were in the second quintile and the Municipal Portfolio was in the third quintile among its Broadridge peers. The Trustees also noted that each Portfolio had outperformed its respective benchmark for the same periods, and that none of the Portfolios were in the least desirable less return, more expenses quadrant of the Broadridge Bubble Charts.

The Trustees took into account senior management’s and portfolio managers’ discussion of the Portfolios’ performance and explanations for differences in investment parameters of certain Portfolios and their peers. They also considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Portfolios. Specifically, they took into consideration Northern’s more risk averse investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual and net (after expense reimbursements) management fee rates; the Portfolios’ total operating expense ratios; Northern’s contractual

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2019 (UNAUDITED)

commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. They noted certain actions taken by Northern in past years to reduce Portfolio expenses, such as voluntary expense reimbursements, service provider fee reductions, and reductions in the contractual expense limitations for the U.S. Government and Treasury Portfolios.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total net operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Portfolio against its respective Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the institutional funds in each Portfolio’s respective Broadridge category regardless of asset size). In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolios’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Portfolios, the total operating expense ratios after reimbursement of expenses were at or below their respective Broadridge peer universe and objective medians. The Trustees also noted the following:

•

The Municipal Portfolio’s net management fee was equal to its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the fourth quintile of its Broadridge peer group.

•

The Prime Obligations Portfolio’s net management fee was below its Broadridge peer group median and above its peer universe median, and its total expense ratio, after reimbursement of expenses, was in the first quintile of its Broadridge peer group.

•

The Treasury Portfolio’s net management fee was below its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the second quintile of its Broadridge peer group with respect to the Shares class. The total expense ratio, after reimbursement of expenses, of the Premier Shares class was in the fifth quintile of its Broadridge peer group.

•

The U.S. Government Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the fourth quintile of its Broadridge peer group.

•

The U.S. Government Select Portfolio’s net management fee was below its Broadridge peer group median and above its peer universe median, and its total expense ratio, after reimbursement of expenses, was in the fourth quintile of its Broadridge peer group.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. For Portfolios where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolios and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Portfolios.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2019 (UNAUDITED)

management fees were set and through Northern’s contractual expense reimbursements that limit the expenses of the Portfolios to specific levels.

The Trustees determined, on the basis of the foregoing, that the Portfolios’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Portfolios that the management fees paid by the Portfolios were reasonable in light of the services provided by Northern, its costs and the Portfolios’ asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Portfolios for an additional one-year term.

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MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolios’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2019 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$633,244
Repurchase agreements, at cost, which approximates fair value	284,965
Cash	11,128
Interest income receivable	1,049
Receivable for securities sold	6,509
Receivable from affiliates for expense reimbursements	89
Prepaid and other assets	3
Total Assets	936,987
LIABILITIES:
Payable for securities purchased	30,000
Payable for fund shares redeemed	17,637
Distributions payable to shareholders	1,812
Payable to affiliates:
Management fees	75
Custody fees	21
Transfer agent fees	11
Trustee fees	12
Accrued other liabilities	20
Total Liabilities	49,588
Net Assets	$887,399
ANALYSIS OF NET ASSETS:
Capital stock	$887,399
Net Assets	$887,399
Total Shares Outstanding (no par value, unlimited shares authorized)	887,398
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$10,301
Total Investment Income	10,301
EXPENSES:
Management fees	422
Custody fees	70
Transfer agent fees	63
Printing fees	11
Professional fees	37
Trustee fees	6
Other	16
Total Expenses	625
Less expenses contractually reimbursed by investment adviser	(491)
Net Expenses	134
Net Investment Income	10,167
Net Increase in Net Assets Resulting from Operations	$10,167

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2018

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2019	2018
OPERATIONS:
Net investment income	$10,167	$16,189
Net realized gains	–	5
Net Increase in Net Assets Resulting from Operations	10,167	16,194
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	117,926	(535,511)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	117,926	(535,511)
DISTRIBUTIONS PAID
Distributable earnings	(10,173)	(16,226)
Total Distributions Paid	(10,173)	(16,226)
Total Increase (Decrease) in Net Assets	117,920	(535,543)
NET ASSETS:
Beginning of period	769,479	1,305,022
End of period	$887,399	$769,479

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2019 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized gains (losses)	–	– (1)	– (1)	– (1)	– (1)	– (1)
Net increase from payment by affiliate	–	–	–	–	– (2)	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (1)	– (1)	– (1)
From net realized gains	–	–	–	– (3)	–	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	1.20%	1.78%	0.85%	0.46%	0.19%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$887,399	$769,479	$1,305,022	$3,011,970	$5,873,637	$1,869,237
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.03%	0.09%
Expenses, before waivers, reimbursements and credits	0.15%	0.14%	0.14%	0.13%	0.13%	0.27%
Net investment income, net of waivers, reimbursements and credits	2.41%	1.72%	0.80%	0.46%	0.20%	0.08%
Net investment income (loss), before waivers, reimbursements and credits	2.29%	1.61%	0.69%	0.36%	0.10%	(0.10)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 56.2% (1)

Federal Farm Credit Bank – 17.8%

FFCB Notes,
(Floating, U.S. Federal Funds - 0.01%), 2.38%, 6/1/19 (2)	$30,000	$29,999
(Floating, U.S. Federal Funds + 0.00%), 2.39%, 6/1/19 (2)	20,000	20,000
(Floating, U.S. Federal Funds + 0.02%), 2.41%, 6/1/19 (2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 2.53%, 6/1/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.40%, 6/2/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.42%, 6/2/19 (2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.39%, 6/3/19 (2)	5,000	5,000
(Floating, U.S. Federal Funds + 0.05%), 2.43%, 6/5/19 (2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.43%, 6/6/19 (2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.42%, 6/8/19 (2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%), 2.38%, 6/13/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.12%), 2.56%, 6/20/19 (2)	13,300	13,305
(Floating, ICE LIBOR USD 1M + 0.00%), 2.43%, 6/25/19 (2)	5,000	5,002
		158,306

Federal Home Loan Bank – 31.6%

FHLB Bonds, 2.58%, 3/20/20	15,000	15,000

FHLB Discount Notes, 2.42%, 6/12/19 (3)	40,000	39,970
2.43%, 6/19/19 (3)	15,000	14,982
2.44%, 6/21/19 (3)	15,000	14,980
2.40%, 7/10/19 (3)	15,000	14,961
2.40%, 7/17/19 (3)	10,000	9,969
2.41%, 7/31/19 (3)	15,000	14,939
2.39%, 8/14/19 (3)	15,000	14,927

FHLB Notes,
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (2)	10,000	10,000
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (2)	10,000	10,000
(Floating, U.S. SOFR + 0.03%), 2.43%, 6/1/19 (2)	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 56.2% (1) – continued

Federal Home Loan Bank – 31.6% – continued
(Floating, ICE LIBOR USD 3M - 0.12%), 2.40%, 6/3/19 (2)	$20,000	$20,000
(Floating, ICE LIBOR USD 1M - 0.07%), 2.40%, 6/5/19 (2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.13%), 2.32%, 6/14/19 (4)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.38%, 6/20/19 (2)	2,500	2,500
(Floating, ICE LIBOR USD 1M - 0.06%), 2.39%, 6/21/19 (2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.38%, 6/22/19 (2)	10,000	10,000
(Floating, ICE LIBOR USD 3M - 0.26%), 2.35%, 6/27/19 (4)	35,000	34,999
(Floating, ICE LIBOR USD 3M - 0.18%), 2.43%, 6/27/19 (2)	8,000	8,000
		280,227

Federal Home Loan Mortgage Corporation – 6.8%

FHLMC Bonds, 2.50%, 5/22/20	10,000	10,000

FHLMC Notes,
(Floating, U.S. SOFR + 0.01%), 2.41%, 6/1/19 (2)	20,000	20,000
(Floating, U.S. SOFR + 0.02%), 2.42%, 6/1/19 (2)	10,000	10,000
(Floating, U.S. SOFR + 0.03%), 2.43%, 6/1/19 (2)	20,000	20,000
		60,000
Total U.S. Government Agencies
(Cost $498,533)		498,533

U.S. GOVERNMENT OBLIGATIONS – 15.2%

U.S. Treasury Bills – 11.2%
2.05%, 6/11/19 (3)	10,000	9,993
2.41%, 6/20/19 (3)	25,000	24,969
2.22%, 6/25/19 (3)	25,000	24,960
2.37%, 8/1/19 (3)	25,000	24,900
2.36%, 9/5/19 (3)	15,000	14,905
		99,727

U.S. Treasury Floating Rate Notes – 2.3%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 2.37%, 6/1/19 (2)	5,000	5,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 15.2% – continued

U.S. Treasury Floating Rate Notes – 2.3% – continued
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 2.37%, 6/1/19 (2)	$10,000	$9,999
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 2.44%, 6/1/19 (2)	5,000	5,000
		19,999

U.S. Treasury Notes – 1.7%

1.25%, 6/30/19	15,000	14,985
Total U.S. Government Obligations
(Cost $134,711)		134,711

Investments, at Amortized Cost
( $633,244)		633,244

REPURCHASE AGREEMENTS – 32.1%

Joint Repurchase Agreements – 3.0% (5)(6)

Bank of America Securities LLC, dated 5/31/19, repurchase price $13,425 2.41%, 6/7/19	13,419	13,419
Societe Generale, New York Branch, dated 5/31/19, repurchase price $13,425 2.48%, 6/7/19	13,418	13,418
		26,837

Repurchase Agreements – 29.1% (7)
Bank of America N.A., dated 5/31/19, repurchase price $35,007 2.50%, 6/3/19	35,000	35,000
BNP Paribas S.A., dated 5/31/19, repurchase price $30,006 2.48%, 6/3/19	30,000	30,000
Citigroup Global Markets, Inc., dated 5/31/19, repurchase price $103,149 2.50%, 6/3/19	103,128	103,128

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 32.1% – continued

Repurchase Agreements – 29.1% (7) – continued
Fixed Income Clearing Corp., dated 5/31/19, repurchase price $50,010 2.48%, 6/3/19	$50,000	$50,000
JPMorgan Securities LLC, dated 5/31/19, repurchase price $40,008 2.50%, 6/3/19	40,000	40,000
		258,128
Total Repurchase Agreements
(Cost $284,965)		284,965

Total Investments – 103.5%
(Cost $918,209)		918,209

Liabilities less Other Assets – (3.5%)		(30,810)
NET ASSETS – 100.0%		$887,399

(1)	The obligations of certain U.S. government-sponsored enterprises are neither issued nor guaranteed by the United States Treasury.
(2)

Variable rate security. Rate as of May 31, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Rate as of May 31, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$27,346	0.63% – 1.88%	7/15/19 – 7/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$37,312	2.70%	3/26/21
FHLMC	$1,293	6.00%	1/1/29
GNMA	$38,279	3.00% – 6.00%	3/15/38 – 4/20/49
U.S. Treasury Bonds	$81,605	0.00% – 3.38%	11/15/21 – 8/15/45
U.S. Treasury Notes	$105,190	0.63% – 2.75%	7/15/21 – 8/31/21

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2019 (UNAUDITED)

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Total	$263,679

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1Month

3M – 3Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At May 31, 2019, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	52.0%
2 – 15 DAYS	13.5
16 – 30 DAYS	19.3
31 – 60 DAYS	2.7
61 – 97 DAYS	7.6
98 – 180 DAYS	2.2
271 – 366 DAYS	2.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio(1)	$–	$918,209	$–	$918,209

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2019, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2019.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2019, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$48,419	$(48,419)	$–
	BNP Paribas	30,000	(30,000)	–
	Citigroup	103,128	(103,128)	–
	Fixed Income Clearing Corp.	50,000	(50,000)	–
	JPMorgan	40,000	(40,000)	–
	Societe Generale	13,418	(13,418)	–
	Total	$284,965	$(284,965)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

There were no reclassifications at November 30, 2018.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2018.

At November 30, 2018, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$1,451	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,966	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2019 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2017, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$11,803	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 18, 2019, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2019.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2020. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2019, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2019 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee the Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2019, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

In addition, effective October 30, 2018, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2019, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$918,209

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$5,595,191	$–	$(5,477,265)	$117,926

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,997,865	$–	$(12,533,376)	$(535,511)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2019 (UNAUDITED)

above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU 2017-08 is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU 2017-08 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. Management is still assessing the impact of the adoption of ASU 2017-08 on the financial statements but does not expect it to have a material impact.

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Portfolio has early adopted ASU 2018-13 for these financial statements.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2019 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2018 through May 31, 2019.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/2018 - 5/31/2019” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2018	ENDING ACCOUNT VALUE 5/31/2019	EXPENSES PAID* 12/1/2018- 5/31/2019
Actual	0.03%	$1,000.00	$1,012.00	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.78	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

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APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”), at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019; April 11, 2019 and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with, and were advised by, their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge of Northern, its services and the Portfolio, resulting from their meetings and other interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. In this regard, the Trustees took into account materials and information relating to Northern’s investment management services received both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. The materials reviewed by the Board included without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; (vii) information regarding purchases and redemptions of Portfolio shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders (securities lenders). The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after fee waivers and expense reimbursements) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the

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APPROVAL OF MANAGEMENT AGREEMENT continued

quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolio. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolio, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements. The Board took into account that the Portfolio had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or asset size of the Portfolio, and the consistency of investment approach with respect to the Portfolio. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Portfolio was and had been operating and any contributions by Northern to the Portfolio to prevent negative yield in past years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”)-registered funds and to rankings issued by Broadridge. The Portfolio was ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark and the Portfolio’s three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Chart”). The Trustees noted that the performance of the Portfolio was in the first quintile among its Broadridge peer funds for the one-, three-and five-year periods ended January 31, 2019 and outperformed its benchmark for the same periods, and that the Portfolio was not in the least desirable less return, more expenses quadrant of the Broadridge Bubble Chart.

The Trustees took into account senior management’s and portfolio managers’ discussion of the Portfolio’s performance and explanations for differences in investment parameters of the Portfolio and its peers. They also considered the Portfolio’s investment performance relative to the investor base the Portfolio was intended to serve. The Trustees noted the potential impact on performance of the risk parameters of the Portfolio. Specifically, they took into consideration Northern’s more risk averse investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual and net (after expense reimbursements) management fee rates; the Portfolio’s total net operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. The Trustees also noted certain other actions taken by Northern in past years to reduce the Portfolio’s expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total net operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Portfolio against its Broadridge peer group, peer universe and objective median (the median total expense ratio of all of the institutional funds in the Portfolio’s respective Broadridge category regardless of asset size). In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolio’s management fee include both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s

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MAY 31, 2019 (UNAUDITED)

operating expense ratio after reimbursement of expenses was below its Broadridge peer universe and objective medians and in the first quintile of its expense group. The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had waived and/or reimbursed all management fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by an independent consultant with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints, but that Northern had waived and/or reimbursed all of its management fee in the past two fiscal years as a result of the expense reimbursement agreement in place. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio was sharing economies of scale through the level at which the Portfolio’s management fees were set and through Northern’s contractual fee waivers and expense reimbursements that limit expenses of the Portfolio to a specific level. The Trustees determined, on the basis of the foregoing, that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for the Portfolio for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolios’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

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Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 7, 2019

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 7, 2019